UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-805

Salomon Brothers Investors Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2005

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	All Cap Value Fund

■	Balanced Fund

■	Capital Fund

■	Investors Value Fund

■	Large Cap Growth Fund

■	Small Cap Growth Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,viii returned 2.51%.

PERFORMANCE REVIEW

ALL CAP VALUE FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers All Cap Value Fund, excluding sales charges, returned -2.90%. The Lipper Multi-Cap Core Funds Category Average1 decreased 0.35% and the Fund’s unmanaged benchmark, the Russell 3000 Indexix, returned -0.01% for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 782 funds in the Fund’s Lipper category, and excluding sales charges.

BALANCED FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Balanced Fund (which includes both equity and fixed-income securities), excluding sales charges, returned -0.94%. The Lipper Balanced Funds Category Average2 increased 0.35% and the Fund’s unmanaged benchmarks, the S&P 500 Index and the Citigroup Broad Investment Grade Bond Index,x returned –0.81% and 2.61%, respectively, for the same period.

CAPITAL FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Capital Fund, excluding sales charges, returned 1.18%. The Lipper Multi-Cap Core Funds Category Average3 decreased 0.35% and the Fund’s unmanaged benchmark, the Russell 3000 Index, returned -0.01% for the same period.

INVESTORS VALUE FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Investors Value Fund, excluding sales charges, returned -0.28%. The Lipper Large-Cap Value Funds Category Average4 increased 0.21% and the Fund’s unmanaged benchmark, the S&P 500 Index, returned -0.81% for the same period.

LARGE CAP GROWTH FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Large Cap Growth Fund, excluding sales charges, returned -4.50%. The Lipper Large-Cap Growth Funds Category Average5 decreased 1.74% and the Fund’s unmanaged benchmarks, the Russell 1000 Growth Indexxi and the S&P 500 Index, returned -1.72% and -0.81%, respectively, for the same period.

SMALL CAP GROWTH FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Small Cap Growth Fund, excluding sales charges, returned -0.32%. The Lipper Small-Cap Growth Funds Category Average6 decreased 1.74% and the Fund’s unmanaged benchmarks, the Russell 2000 Growth Indexxii and the Russell 2000 Index, returned -3.58% and -1.25%, respectively, for the same period.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 649 funds in the Fund’s Lipper category, and excluding sales charges.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains, if any, calculated among the 782 funds in the Fund’s Lipper category, and excluding sales charges.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 447 funds in the Fund’s Lipper category, and excluding sales charges.
[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 679 funds in the Fund’s Lipper category, and excluding sales charges.
[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 534 funds in the Fund’s Lipper category, and excluding sales charges.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(excluding sales charges)

(unaudited)

6 Months

All Cap Value Fund - Class A Shares	-2.90%

Russell 3000 Index	-0.01%

Lipper Multi-Cap Core Funds Category Average	-0.35%

Balanced Fund - Class A Shares	-0.94%

S&P 500 Index	-0.81%

Citigroup Broad Investment Grade Bond Index	2.61%

Lipper Balanced Funds Category Average	0.35%

Capital Fund - Class A Shares	1.18%

Russell 3000 Index	-0.01%

Lipper Multi-Cap Core Funds Category Average	-0.35%

Investors Value Fund - Class A Shares	-0.28%

S&P 500 Index	-0.81%

Lipper Large-Cap Value Funds Category Average	0.21%

Large Cap Growth Fund - Class A Shares	-4.50%

Russell 1000 Growth Index	-1.72%

S&P 500 Index	-0.81%

Lipper Large-Cap Growth Funds Category Average	-1.74%

Small Cap Growth Fund - Class A Shares	-0.32%

Russell 2000 Growth Index	-3.58%

Russell 2000 Index	-1.25%

Lipper Small-Cap Growth Funds Category Average	-1.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Current reimbursements and/or fee waivers for All Cap Value Fund and Large Cap Growth Fund are voluntary, and may be reduced or terminated at any time. Absent these reimbursements and/or waivers, performance would have been lower.

All class share returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. For All Cap Value Fund, excluding sales charges, Class B shares returned -3.27%, Class C shares returned -3.26% and Class O shares returned -2.75% over the six months ended June 30, 2005. For Balanced Fund, excluding sales charges, Class B shares returned -1.38%, Class C shares returned -1.37% and Class O shares returned -0.96% over the six months ended June 30, 2005. For Capital Fund, excluding sales charges, Class B shares returned 0.76%, Class C shares returned 0.76%, Class O shares returned 1.36% and Class Y shares returned 1.33% over the six months ended June 30, 2005. For Investors Value Fund, Class B shares returned -0.75%, Class C shares returned -0.72%, Class O shares returned -0.12% and Class Y shares returned -0.11% over the six months ended June 30, 2005. For Large Cap Growth Fund, excluding sales charges, Class B shares returned -4.96%, Class C shares returned -4.82% and Class O shares returned -4.36% over the six months ended June 30, 2005. For Small Cap Growth Fund, excluding sales charges, Class B shares returned -0.76%, Class C shares returned -0.75%, Class O shares returned -0.19% and Class Y shares returned -0.19% over the six months ended June 30, 2005.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contracts will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Funds and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All-Cap Value Fund

RISKS: Investments in small- and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Balanced Fund

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Capital Fund

RISKS: Investments in small- and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Investors Value Fund

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Large-Cap Growth Fund

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Small-Cap Growth Fund

RISKS: Investments in small- and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
[x]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
xi	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
xii	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

SALOMON BROTHERS

All Cap Value Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

All Cap Value Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	(2.90)%	$1,000.00	$971.00	1.50%	$ 7.33
Class B	(3.27)	1,000.00	967.30	2.25	10.98
Class C	(3.26)	1,000.00	967.40	2.25	10.98
Class O	(2.75)	1,000.00	972.50	1.25	6.11
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

All Cap Value Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,017.36	1.50%	$ 7.50
Class B	5.00	1,000.00	1,013.64	2.25	11.23
Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class O	5.00	1,000.00	1,018.60	1.25	6.26
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Balanced Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Balanced Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	(0.94)%	$1,000.00	$990.60	1.23%	$ 6.07
Class B	(1.38)	1,000.00	986.20	2.08	10.24
Class C	(1.37)	1,000.00	986.30	1.98	9.75
Class O	(0.96)	1,000.00	990.40	0.89	4.39
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Balanced Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.70	1.23%	$ 6.16
Class B	5.00	1,000.00	1,014.48	2.08	10.39
Class C	5.00	1,000.00	1,014.98	1.98	9.89
Class O	5.00	1,000.00	1,020.38	0.89	4.46
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Capital Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Capital Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.18%	$1,000.00	$1,011.80	1.03%	$5.14
Class B	0.76	1,000.00	1,007.60	1.86	9.26
Class C	0.76	1,000.00	1,007.60	1.87	9.31
Class O	1.36	1,000.00	1,013.60	0.65	3.25
Class Y	1.33	1,000.00	1,013.30	0.77	3.84
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Capital Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.69	1.03%	$5.16
Class B	5.00	1,000.00	1,015.57	1.86	9.30
Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class O	5.00	1,000.00	1,021.57	0.65	3.26
Class Y	5.00	1,000.00	1,020.98	0.77	3.86
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Investors Value Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Investors Value Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	(0.28)%	$1,000.00	$997.20	0.90%	$4.46
Class B	(0.75)	1,000.00	992.50	1.84	9.09
Class C	(0.72)	1,000.00	992.80	1.78	8.80
Class O	(0.12)	1,000.00	998.80	0.56	2.78
Class Y	(0.11)	1,000.00	998.90	0.53	2.63
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Investors Value Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.33	0.90%	$4.51
Class B	5.00	1,000.00	1,015.67	1.84	9.20
Class C	5.00	1,000.00	1,015.97	1.78	8.90
Class O	5.00	1,000.00	1,022.02	0.56	2.81
Class Y	5.00	1,000.00	1,022.17	0.53	2.66
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Large Cap Growth Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Large Cap Growth Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	(4.50)%	$1,000.00	$955.00	1.45%	$ 7.03
Class B	(4.96)	1,000.00	950.40	2.20	10.64
Class C	(4.82)	1,000.00	951.80	2.20	10.65
Class O	(4.36)	1,000.00	956.40	1.20	5.82
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Large Cap Growth Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,017.60	1.45%	$ 7.25
Class B	5.00	1,000.00	1,013.88	2.20	10.99
Class C	5.00	1,000.00	1,013.88	2.20	10.99
Class O	5.00	1,000.00	1,018.84	1.20	6.01
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Small Cap Growth Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Small Cap Growth Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	(0.32)%	$1,000.00	$996.80	1.16%	$ 5.74
Class B	(0.76)	1,000.00	992.40	2.13	10.52
Class C	(0.75)	1,000.00	992.50	2.02	9.98
Class O	(0.19)	1,000.00	998.10	0.90	4.46
Class Y	(0.19)	1,000.00	998.10	0.83	4.11
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Small Cap Growth Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,019.04	1.16%	$ 5.81
Class B	5.00	1,000.00	1,014.23	2.13	10.64
Class C	5.00	1,000.00	1,014.78	2.02	10.09
Class O	5.00	1,000.00	1,020.33	0.90	4.51
Class Y	5.00	1,000.00	1,020.68	0.83	4.16
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

June 30, 2005 (unaudited)

Salomon Brothers All Cap Value Fund

Shares	Security	Value
COMMON STOCK — 92.6%
CONSUMER DISCRETIONARY — 13.3%

Auto Components — 0.5%
1,100	BorgWarner, Inc.	$59,037

Hotels, Restaurants & Leisure — 1.2%
2,700	Carnival Corp.	147,285

Leisure Equipment & Products — 2.1%
6,800	Hasbro, Inc.	141,372
6,600	Mattel, Inc.	120,780

		262,152

Media — 8.3%
1,800	Clear Channel Communications, Inc.	55,674
6,400	Comcast Corp., Special Class A Shares*	191,680
5,000	Interpublic Group of Cos., Inc.*	60,900
10,700	News Corp., Class B Shares (a)	180,402
5,100	Pearson PLC	60,116
12,600	Time Warner, Inc.	210,546
4,000	Viacom, Inc., Class B Shares	128,080
5,700	Walt Disney Co.	143,526

		1,030,924

Specialty Retail — 1.2%
3,800	Home Depot, Inc.	147,820

	TOTAL CONSUMER DISCRETIONARY	1,647,218

CONSUMER STAPLES — 3.1%

Beverages — 0.2%
400	Molson Coors Brewing Co., Class B Shares	24,800

Food & Staples Retailing — 1.3%
7,000	Safeway, Inc.*	158,130

Food Products — 1.6%
7,800	Unilever PLC*	75,301
3,200	Unilever PLC, Sponsored ADR	124,320

		199,621

	TOTAL CONSUMER STAPLES	382,551

ENERGY — 9.2%

Energy Equipment & Services — 2.6%
2,800	Baker Hughes, Inc.	143,248
4,400	GlobalSantaFe Corp.	179,520

		322,768

Oil, Gas & Consumable Fuels — 6.6%
2,900	Anadarko Petroleum Corp.	238,235
500	BP PLC, Sponsored ADR	31,190
2,600	Canadian Natural Resources Ltd.	94,588
2,500	Chevron Texaco Corp.	139,800
600	ConocoPhillips	34,494
1,100	Dynegy, Inc., Class A Shares (a)*	5,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Oil, Gas & Consumable Fuels — 6.6% (continued)
1,600	Exxon Mobil Corp.	$91,952
800	Murphy Oil Corp.	41,784
7,800	Williams Cos., Inc.	148,200

		825,589

	TOTAL ENERGY	1,148,357

FINANCIALS — 19.9%

Commercial Banks — 1.9%
3,000	Bank of New York Co., Inc.	86,340
18	Mitsubishi Tokyo Financial Group, Inc.	152,718

		239,058

Diversified Financial Services — 7.5%
3,800	American Express Co.	202,274
5,640	JPMorgan Chase & Co.	199,205
6,300	MBNA Corp.	164,808
2,600	Merrill Lynch & Co., Inc.	143,026
2,200	Morgan Stanley	115,434
2,200	State Street Corp.	106,150

		930,897

Insurance — 10.0%
1,800	Ambac Financial Group, Inc.	125,568
2,400	American International Group, Inc.	139,440
2,600	Chubb Corp.	222,586
17,900	CNA Surety Corp.*	265,815
1,400	Hartford Financial Services Group, Inc.	104,692
2,200	MGIC Investment Corp.	143,484
6,100	PMI Group, Inc. (a)	237,778

		1,239,363

Real Estate — 0.5%
3,600	Digital Realty Trust, Inc.	62,568

	TOTAL FINANCIALS	2,471,886

HEALTH CARE — 11.6%

Biotechnology — 1.5%
1,100	Amgen, Inc.*	66,506
15,500	Aphton Corp.*	11,470
6,142	Enzo Biochem, Inc. (a)*	110,126

		188,102

Health Care Equipment & Supplies — 0.1%
700	Boston Scientific Corp.*	18,900

Pharmaceuticals — 10.0%
5,400	Abbott Laboratories	264,654
6,000	Bentley Pharmaceuticals, Inc.*	65,700
600	Eli Lilly & Co.	33,426
3,500	GlaxoSmithKline PLC, ADR	169,785
3,600	Johnson & Johnson	234,000
2,500	Novartis AG, ADR	118,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Pharmaceuticals — 10.0% (continued)
6,000	Pfizer, Inc.	$165,480
4,200	Wyeth	186,900

		1,238,545

	TOTAL HEALTH CARE	1,445,547

INDUSTRIALS — 8.5%

Aerospace & Defense — 3.9%
1,900	Boeing Co.	125,400
3,500	Honeywell International, Inc.	128,205
6,100	Raytheon Co.	238,632

		492,237

Airlines — 1.2%
11,000	Southwest Airlines Co.	153,230

Electrical Equipment — 1.0%
2,000	Emerson Electric Co.	125,260

Industrial Conglomerates — 1.0%
4,100	Tyco International Ltd.	119,720

Machinery — 1.4%
1,800	Caterpillar, Inc.	171,558

	TOTAL INDUSTRIALS	1,062,005

INFORMATION TECHNOLOGY — 16.6%

Communications Equipment — 4.1%
5,200	Cisco Systems, Inc.*	99,372
47,900	Lucent Technologies, Inc.*	139,389
8,800	Motorola, Inc.	160,688
6,700	Nokia OYJ, Sponsored ADR	111,488

		510,937

Computers & Peripherals — 1.3%
3,700	Electronics for Imaging, Inc.*	77,848
1,200	International Business Machines Corp.	89,040

		166,888

Electronic Equipment & Instruments — 2.5%
5,600	Agilent Technologies, Inc.*	128,912
1,800	Maxwell Technologies, Inc.	21,942
43,000	Solectron Corp.*	162,970

		313,824

Internet Software & Services — 0.4%
1,300	IAC/InterActiveCorp (a)*	31,265
2,600	RealNetworks, Inc. (a)*	12,922

		44,187

Office Electronics — 0.2%
2,400	IKON Office Solutions, Inc.	22,824

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 5.9%
7,500	Applied Materials, Inc.	$121,350
1,500	Novellus Systems, Inc.*	37,065
600	Samsung Electronics Co., Ltd., GDR (b)*	143,550
18,867	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	172,067
9,000	Texas Instruments, Inc.	252,630

		726,662

Software — 2.2%
9,800	Micromuse, Inc.*	55,468
8,800	Microsoft Corp.	218,592

		274,060

	TOTAL INFORMATION TECHNOLOGY	2,059,382

MATERIALS — 8.2%

Chemicals — 3.7%
3,600	Dow Chemical Co.	160,308
2,500	E.I. du Pont de Nemours & Co.	107,525
6,800	Engelhard Corp.	194,140

		461,973

Metals & Mining — 3.1%
5,400	Alcoa, Inc.	141,102
1,200	Allegheny Technologies, Inc.	26,472
2,900	Newmont Mining Corp.	113,187
3,300	RTI International Metals, Inc.*	103,653
2,700	WGI Heavy Minerals, Inc.*	4,846

		389,260

Paper & Forest Products — 1.4%
2,700	Weyerhaeuser Co.	171,855

	TOTAL MATERIALS	1,023,088

TELECOMMUNICATION SERVICES — 2.2%

Diversified Telecommunication Services — 1.0%
5,000	SBC Communications, Inc.	118,750

Wireless Telecommunication Services — 1.2%
6,200	Vodafone Group PLC, Sponsored ADR	150,784

	TOTAL TELECOMMUNICATION SERVICES	269,534

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $10,190,627)	11,509,568

Face Amount
SHORT-TERM INVESTMENTS — 13.7%

Repurchase Agreement — 8.9%
$1,106,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, 3.350% due 7/1/05; Proceeds at maturity — $1,106,103; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $1,128,121) (Cost — $1,106,000)	1,106,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Securities Purchased From Securities Lending Collateral — 4.8%
600,688	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $600,688)	$600,688

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,706,688)	1,706,688

	TOTAL INVESTMENTS — 106.3% (Cost — $11,897,315#)	13,216,256
	Liabilities in Excess of Other Assets — (6.3)%	(784,217)

	TOTAL NET ASSETS — 100.0%	$12,432,039

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
GDR	—	Global Depository Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 14.4%

Aerospace/Defense — 0.2%
$ 250,000	Goodrich Corp., Debentures, 7.500% due 4/15/08	$269,365

Auto Manufacturers — 0.3%
350,000	Johnson Controls, Inc., Notes, 5.000% due 11/15/06	354,455

Banks — 0.3%
250,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	342,043

Building Materials — 0.2%
225,000	Masco Corp., Bonds, 6.500% due 8/15/32	260,183

Distribution/Wholesale — 0.2%
250,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (b)	162,500

Diversified Financial Services — 3.7%
225,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	224,164
375,000	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	362,114
400,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.504% due 6/22/07 (c)(b)	400,642
320,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	369,625
400,000	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	401,089
350,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	375,566
375,000	Lehman Brothers Holdings, Inc., Medium-Term Notes, 4.250% due 1/27/10	374,273
350,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	345,418
375,000	Nationwide Building Society, Notes, 4.250% due 2/1/10 (a)	374,451
300,000	Pemex Finance Ltd., Notes, 9.030% due 2/15/11	337,288
400,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	396,208

	Total Diversified Financial Services	3,960,838

Electric — 0.8%
375,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	391,954
250,000	Calpine Corp., Senior Notes, 8.750% due 7/15/07 (b)	196,250
250,000	Entergy Gulf States, Inc., First Mortgage, 5.700% due 6/1/15	256,249

	Total Electric	844,453

Food — 0.2%
200,000	Safeway, Inc., Debentures, 7.250% due 2/1/31 (b)	232,318

Forest Products & Paper — 0.2%
200,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	236,586

Health Care-Services — 1.1%
225,000	HCA, Inc., Senior Notes, 7.125% due 6/1/06	230,949
275,000	Humana, Inc., Senior Notes, 6.300% due 8/1/18	301,364
375,000	UnitedHealth Group, Inc., Notes, 4.125% due 8/15/09	373,585
250,000	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	255,426

	Total Health Care-Services	1,161,324

Holding Companies-Diversified — 0.3%
275,000	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	295,608

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Home Builders — 0.5%
$ 275,000	Centex Corp., Senior Notes, 5.125% due 10/1/13	$275,527
300,000	MDC Holdings, Inc., 5.500% due 5/15/13	306,746

	Total Home Builders	582,273

Insurance — 0.9%
350,000	Allstate Corp., Debentures, 6.750% due 5/15/18	409,422
300,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	301,513
225,000	Unitrin, Inc., Senior Notes, 4.875% due 11/1/10	224,693

	Total Insurance	935,628

Leisure Time — 0.2%
225,000	Carnival Corp., 3.750% due 11/15/07	222,902

Lodging — 0.2%
150,000	Caesars Entertainment, Inc., Senior Subordinated Notes\Series A, 7.875% due 12/15/05	152,625
25,000	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	25,500

	Total Lodging	178,125

Media — 0.8%
300,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13	366,343
200,000	CSC Holdings, Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	216,000
250,000	Time Warner, Inc., Debentures, 7.625% due 4/15/31 (d)	313,212

	Total Media	895,555

Oil & Gas — 0.8%
275,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	284,835
275,000	Tosco Corp., Notes, 8.125% due 2/15/30	388,626
175,000	Valero Energy Corp., Senior Notes, 7.500% due 4/15/32	216,704

	Total Oil & Gas	890,165

Pharmaceuticals — 0.3%
325,000	Wyeth, 5.500% due 3/15/13	342,583

REITs — 0.6%
150,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	163,685
225,000	iStar Financial, Inc., Senior Notes, 6.000% due 12/15/10	234,303
250,000	Simon Property Group LP, Notes, 4.600% due 6/15/10 (a)	250,413

	Total REITs	648,401

Retail — 0.2%
200,000	YUM! Brands, Inc., Senior Notes, 8.875% due 4/15/11	242,607

Savings & Loans — 0.4%
150,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	157,384
250,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	265,361

	Total Savings & Loans	422,745

Telecommunications — 1.4%
200,000	New Cingular Wireless Services, Inc., Senior Notes, 8.750% due 3/1/31	281,194
350,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (a)	386,506
300,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	361,322
400,000	Verizon Florida, Inc., Series F, 6.125% due 1/15/13	429,509

	Total Telecommunications	1,458,531

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Transportation — 0.3%
$ 200,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (e)(f)*	$0
336,197	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	351,392

	Total Transportation	351,392

Water — 0.3%
300,000	United Utilities PLC, Senior Notes, 4.550% due 6/19/18	282,616

	TOTAL CORPORATE BONDS & NOTES (Cost — $15,494,289)	15,573,196

CONVERTIBLE BONDS & NOTES — 3.7%

Electronics — 0.5%
500,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.250% due 3/1/24	520,000

Environmental Control — 0.5%
600,000	Allied Waste Industries, Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	516,000

Internet — 0.4%
500,000	i2 Technologies, Inc., Subordinated Notes, 5.250% due 12/15/06	482,500

Media — 0.4%
750,000	Liberty Media Corp., Senior Exchangeable Debentures, 4.000% due 11/15/29	471,563

Oil & Gas — 0.1%
1,000,000	Friede Goldman Halter, Inc., Subordinated Notes, 4.500% due 12/15/09 (e)(f)*	82,500

Pharmaceuticals — 0.4%
625,000	InterMune, Inc., Senior Notes, 0.250% due 3/1/11 (a)	466,406

Semiconductors — 0.4%
500,000	Conexant Systems, Inc., Subordinated Notes, 4.000% due 2/1/07	461,250

Telecommunications — 1.0%
600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	532,500
525,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	492,187

	Total Telecommunications	1,024,687

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,074,094)	4,024,906

ASSET-BACKED SECURITIES — 4.3%

Automobile — 2.0%
750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (a)(d)	749,526
750,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	737,969
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)	731,026

	Total Automobile	2,218,521

Credit Card — 0.6%
625,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	632,230

Diversified Financial Services — 0.8%
750,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	821,513

Home Equity — 0.9%
500,000	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	492,381
375,695	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	397,351

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Home Equity — 0.9% (continued)
$ 8,259	Residential Asset Securities Corp., Series 1999-KS2, Class AI7, 7.390% due 6/25/28	$8,245
78,558	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	79,973

	Total Home Equity	977,950

	TOTAL ASSET-BACKED SECURITIES (Cost — $4,598,669)	4,650,214

MORTGAGE-BACKED SECURITIES — 16.5%

FHLMC — 4.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
79,008	8.000% due 7/1/20	84,647
	Gold:
1,600,000	5.500% due 7/1/20-7/1/35 (d)(g)	1,629,812
85,261	6.500% due 3/1/26-5/1/26	88,608
1,000,000	5.000% due 7/1/35-8/1/35 (d)(g)	999,219
1,850,000	6.000% due 7/1/35 (d)(g)	1,897,406

	Total FHLMC	4,699,692

FNMA — 11.0%
	Federal National Mortgage Association (FNMA):
226,395	6.500% due 10/1/10-6/1/26	235,609
1,700,000	4.500% due 7/1/20-7/1/35 (d)(g)	1,682,062
4,000,000	5.000% due 7/1/20-7/1/35 (d)(g)	4,022,030
97,639	9.000% due 1/1/24	106,307
199,242	7.000% due 3/1/26-4/1/29	210,619
297,461	7.500% due 11/1/26	318,756
51,014	8.000% due 5/1/30-2/1/31	54,882
3,300,000	5.500% due 7/1/35 (d)(g)	3,345,375
880,000	6.000% due 7/1/35 (d)(g)	902,275
1,025,000	6.500% due 7/1/35 (d)(g)	1,060,875

	Total FNMA	11,938,790

GNMA — 1.1%
	Government National Mortgage Association (GNMA):
450,000	5.000% due 7/1/35 (d)(g)	453,515
700,000	5.500% due 7/1/35 (d)(g)	714,875

	Total GNMA	1,168,390

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $17,358,221)	17,806,872

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 8.0%

U.S. Government Agencies — 3.5%
	Federal National Mortgage Association
2,600,000	5.500% due 2/15/06	2,628,558
1,000,000	6.250% due 2/1/11	1,097,066

		3,725,624

U.S. Treasury Obligations — 4.5%
923,000	U.S. Treasury Bonds, 6.125% due 8/15/29	1,178,809
	U.S. Treasury Notes:
1,000,000	3.750% due 3/31/07 (b)	1,001,836
400,000	3.375% due 10/15/09	394,500
2,205,000	4.250% due 8/15/13 (b)	2,260,815

		4,835,960

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $8,328,235)	8,561,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value
SOVEREIGN BONDS — 0.7%
Canada — 0.3%
$ 300,000	Province of Ontario, 3.282% due 3/28/08	$294,003

Supranational — 0.4%
400,000	Corporacion Andina de Fomento Notes, 6.875% due 3/15/12	448,592

	TOTAL SOVEREIGN BONDS (Cost — $747,084)	742,595

Shares
COMMON STOCK — 49.3%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 0.2%
6,000	McDonald’s Corp.	166,500

Media — 4.4%
17,270	Comcast Corp., Class A Shares*	530,189
174,400	News Corp., Class A Shares	2,821,792
56,400	Time Warner, Inc.*	942,444
14,700	Viacom, Inc., Class A Shares (b)	473,634

		4,768,059

Multiline Retail — 1.4%
32,000	Wal-Mart Stores, Inc.	1,542,400

Specialty Retail — 0.6%
17,000	Home Depot, Inc.	661,300

	TOTAL CONSUMER DISCRETIONARY	7,138,259

CONSUMER STAPLES — 2.1%
Beverages — 1.1%
13,000	Coca-Cola Co.	542,750
12,600	PepsiCo, Inc.	679,518

		1,222,268

Food & Staples Retailing — 0.1%
28,868	FHC Delaware, Inc. (e)*	137,123

Household Products — 0.5%
9,500	Colgate-Palmolive Co.	474,145

Personal Products — 0.4%
12,400	Avon Products, Inc.	469,340

	TOTAL CONSUMER STAPLES	2,302,876

ENERGY — 6.2%
Energy Equipment & Services — 1.8%
35,000	Halliburton Co.	1,673,700
4,000	Schlumberger Ltd.	303,760

		1,977,460

Oil, Gas & Consumable Fuels — 4.4%
10,000	BP PLC, Sponsored ADR (e)(f)	623,800
7,000	Chevron Corp.	391,440
33,000	Exxon Mobil Corp.	1,896,510
6,000	Royal Dutch Petroleum Co., New York Shares	389,400
30,000	Suncor Energy, Inc.	1,419,600

		4,720,750

	TOTAL ENERGY	6,698,210

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
FINANCIALS — 13.8%

Commercial Banks — 0.8%
18,000	Bank of America Corp.	$820,980

Diversified Financial Services — 4.7%
12,500	American Express Co.	665,375
52,400	Bank of New York Co., Inc.	1,508,072
47,500	JPMorgan Chase & Co.	1,677,700
22,700	Merrill Lynch & Co., Inc. (b)	1,248,727

		5,099,874

Insurance — 2.9%
13,700	American International Group, Inc.	795,970
466	Berkshire Hathaway, Inc., Class B Shares*	1,297,111
12,000	Chubb Corp.	1,027,320

		3,120,401

Real Estate — 5.4%
27,900	Arden Realty Group, Inc.	1,003,842
35,000	Bedford Property Investors, Inc. (b)	805,700
20,500	Brandywine Realty Trust	628,325
30,500	Duke Realty Corp.	965,630
34,700	New Plan Excel Realty Trust, Inc.	942,799
15,300	Prentiss Properties Trust	557,532
29,000	Reckson Associates Realty Corp.	972,950

		5,876,778

	TOTAL FINANCIALS	14,918,033

HEALTH CARE — 3.7%

Pharmaceuticals — 3.7%
8,000	Merck & Co., Inc.	246,400
87,534	Pfizer, Inc.	2,414,188
15,500	Schering-Plough Corp.	295,430
23,500	Wyeth	1,045,750

	TOTAL HEALTH CARE	4,001,768

INDUSTRIALS — 4.4%

Air Freight & Logistics — 0.4%
6,200	United Parcel Service, Inc., Class B Shares	428,792

Commercial Services & Supplies — 0.1%
4,310	Continental AFA Dispensing Co. (e)*	23,705

Industrial Conglomerates — 2.8%
87,100	General Electric Co.	3,018,015

Road & Rail — 1.1%
21,000	Canadian National Railway Co.	1,210,650

	TOTAL INDUSTRIALS	4,681,162

INFORMATION TECHNOLOGY — 8.8%

Communications Equipment — 2.4%
45,900	Cisco Systems, Inc.*	877,149
94,000	Motorola, Inc.	1,716,440

		2,593,589

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value

Computers & Peripherals — 3.5%
2,028	Axiohm Transaction Solutions, Inc. (e)*	$0
60,522	Hewlett-Packard Co.	1,422,872
31,000	International Business Machines Corp.	2,300,200

		3,723,072

Semiconductors & Semiconductor Equipment — 1.6%
10,379	Freescale Semiconductor, Inc., Class B Shares*	219,827
45,200	Intel Corp.	1,177,912
12,500	Texas Instruments, Inc.	350,875

		1,748,614

Software — 1.3%
58,200	Microsoft Corp.	1,445,688

	TOTAL INFORMATION TECHNOLOGY	9,510,963

MATERIALS — 1.0%

Chemicals — 0.3%
5,341	Monsanto Co.	335,789

Metals & Mining — 0.7%
27,900	Alcoa, Inc.	729,027

	TOTAL MATERIALS	1,064,816

TELECOMMUNICATION SERVICES — 2.7%

Diversified Telecommunication Services — 2.7%
59,100	SBC Communications, Inc.	1,403,625
44,160	Verizon Communications, Inc.	1,525,728

	TOTAL TELECOMMUNICATION SERVICES	2,929,353

	TOTAL COMMON STOCK (Cost — $45,985,205)	53,245,440

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%

Media — 0.0%
2,711	PTV, Inc., Cumulative, Series A (b)	5,422

FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
	TCR Holdings Corp. (e)*:
321	Class B Shares	0
177	Class C Shares	0
466	Class D Shares	1
964	Class E Shares	1

	TOTAL FINANCIALS	2

	TOTAL PREFERRED STOCK (Cost — $115)	5,424

CONVERTIBLE PREFERRED STOCK — 2.3%
CONSUMER DISCRETIONARY — 0.4%

Trading Companies & Distributors — 0.4%
10,000	United Rentals Trust I	420,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
FINANCIALS — 1.5%

Commercial Banks — 1.0%
10,000	Commerce Capital Trust II	$577,500
10,000	Sovereign Capital Trust IV	442,500

		1,020,000

Real Estate — 0.5%
10,000	Host Marriott Finance Trust	575,000

	TOTAL FINANCIALS	1,595,000

UTILITIES — 0.4%

Electric Utilities — 0.4%
15,000	Centerpoint Energy, Inc.	505,095

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $2,607,772)	2,520,095

Warrants
WARRANTS — 0.0%

Communications Equipment — 0.0%
2,373	Lucent Technologies, Inc., expires 12/10/07*	1,827

Diversified Financial Services — 0.0%
229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)*	287

	TOTAL WARRANTS (Cost — $0)	2,114

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $100,193,684)	107,132,440

Face Amount
SHORT-TERM INVESTMENTS — 20.5%

Repurchase Agreement — 15.2%
$16,438,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05; Proceeds at maturity — $16,439,530; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $16,766,771) (Cost — $16,438,000)	16,438,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value

Securities Purchased From Securities Lending Collateral — 5.3%
5,760,934	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $5,760,934)	$5,760,934

	TOTAL SHORT-TERM INVESTMENTS (Cost — $22,198,934)	22,198,934

	TOTAL INVESTMENTS — 119.7% (Cost — $122,392,618#)	129,331,374
	Liabilities in Excess of Other Assets — (19.7)%	(21,274,685)

	TOTAL NET ASSETS — 100.0%	$108,056,689

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	All or a portion of security is on loan.
(c)	Rate shown reflects rate in effect at June 30, 2005 on instruments with variable rate or step coupon rate.
(d)	Securities with an aggregate market value of $17,500,737 are segregated and/or held as collateral for mortgage dollar rolls.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(f)	Security is currently in default.
(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REITs	—	Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value
COMMON STOCK — 94.0%
CONSUMER DISCRETIONARY — 18.4%

Hotels, Restaurants & Leisure — 2.8%
1,005,000	McDonald’s Corp.	$27,888,750
357,600	Outback Steakhouse, Inc. (a)	16,177,824

		44,066,574

Media — 13.0%
739,000	Cablevision Systems Corp., New York Group, Class A Shares*	23,795,800
2,713,800	Charter Communications, Inc., Class A Shares (a)*	3,202,284
707,938	Liberty Global, Inc., Series A Shares (a)*	33,039,450
4,682,700	Liberty Media Corp., Series A Shares (a)*	47,716,713
1,587,300	News Corp., Class B Shares (a)	26,761,878
3,184,800	SES Global, FDR	47,971,457
1,412,400	Time Warner, Inc. (a)*	23,601,204

		206,088,786

Specialty Retail — 2.6%
1,455,300	AnnTaylor Stores Corp. (a)*	35,334,684
206,100	Linens ‘n Things, Inc.*	4,876,326

		40,211,010

	TOTAL CONSUMER DISCRETIONARY	290,366,370

CONSUMER STAPLES — 3.7%

Food & Staples Retailing — 0.1%
466,286	FHC Delaware, Inc. (b)*	2,214,858

Food Products — 0.8%
615,100	Sara Lee Corp.	12,185,131

Tobacco — 2.8%
675,500	Altria Group, Inc.	43,677,830

	TOTAL CONSUMER STAPLES	58,077,819

ENERGY — 7.8%

Energy Equipment & Services — 6.8%
918,700	ENSCO International, Inc. (a)	32,843,525
502,600	National-Oilwell Varco, Inc. (a)*	23,893,604
1,951,300	Pride International, Inc. (a)*	50,148,410

		106,885,539

Oil, Gas & Consumable Fuels — 1.0%
219,200	Newfield Exploration Co.*	8,743,888
372,200	Williams Cos., Inc. (a)	7,071,800

		15,815,688

	TOTAL ENERGY	122,701,227

EXCHANGE TRADED FUNDS — 4.0%

Exchange Traded Funds — 4.0%
486,000	iShares Russell 2000 Growth Index Fund	31,507,380
568,000	iShares S&P SmallCap 600 Index Fund	31,251,360

	TOTAL EXCHANGE TRADED FUNDS	62,758,740

FINANCIALS — 14.5%

Commercial Banks — 1.5%
413,700	Comerica, Inc. (a)	23,911,860

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value

Diversified Financial Services — 4.1%
216,400	Capital One Financial Corp. (a)	$17,314,164
247,100	Freddie Mac (a)	16,118,333
568,100	Merrill Lynch & Co., Inc.	31,251,181

		64,683,678

Insurance — 6.8%
346,000	AFLAC, Inc. (a)	14,974,880
1,616,200	Assurant, Inc. (a)	58,344,820
400	Berkshire Hathaway, Inc., Class A Shares (a)*	33,400,000

		106,719,700

Thrifts & Mortgages — 2.1%
522,300	Golden West Financial Corp. (a)	33,625,674

	TOTAL FINANCIALS	228,940,912

HEALTH CARE — 12.2%

Biotechnology — 0.6%
550,500	Nektar Therapeutics (a)*	9,270,420

Health Care Equipment & Supplies — 2.0%
247,000	Guidant Corp.	16,623,100
206,000	Zimmer Holdings, Inc. (a)*	15,691,020

		32,314,120

Health Care Providers & Services — 6.4%
1,250,700	Coventry Health Care, Inc. (a)*	88,487,025
173,900	PacifiCare Health Systems, Inc.*	12,425,155

		100,912,180

Pharmaceuticals — 3.2%
1,213,900	Inspire Pharmaceuticals, Inc. (a)*	10,221,038
659,500	Sepracor, Inc. (a)*	39,576,595

		49,797,633

	TOTAL HEALTH CARE	192,294,353

INDUSTRIALS — 17.0%

Aerospace & Defense — 9.2%
911,900	Boeing Co. (a)	60,185,400
492,300	Lockheed Martin Corp. (a)	31,935,501
1,350,900	Raytheon Co.	52,847,208

		144,968,109

Building Products — 2.4%
912,800	American Standard Cos., Inc. (a)	38,264,576

Commercial Services & Supplies — 1.0%
863,300	Wright Express Corp. (a)*	15,945,151

Industrial Conglomerates — 4.4%
1,581,100	General Electric Co.	54,785,115
201,600	Textron, Inc.	15,291,360

		70,076,475

	TOTAL INDUSTRIALS	269,254,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value
INFORMATION TECHNOLOGY — 5.8%

Communications Equipment — 2.2%
1,456,665	Comverse Technology, Inc. (a)*	$34,450,127

Semiconductors & Semiconductor Equipment — 3.6%
1,405,000	Applied Materials, Inc. (a)	22,732,900
917,400	Maxim Integrated Products, Inc. (a)	35,053,854

		57,786,754

	TOTAL INFORMATION TECHNOLOGY	92,236,881

MATERIALS — 2.4%

Chemicals — 1.3%
347,000	Air Products & Chemicals, Inc. (a)	20,924,100

Metals & Mining — 1.1%
704,800	Barrick Gold Corp. (a)	17,641,144

	TOTAL MATERIALS	38,565,244

TELECOMMUNICATION SERVICES — 4.8%

Diversified Telecommunication Services — 3.5%
1,402,200	Sprint Corp. (a)	35,181,198
890,944	Telewest Global, Inc. (a)*	20,295,705

		55,476,903

Wireless Telecommunication Services — 1.3%
659,500	Nextel Communications, Inc., Class A Shares*	21,308,445

	TOTAL TELECOMMUNICATION SERVICES	76,785,348

UTILITIES — 3.4%

Electric Utilities — 1.6%
684,300	NRG Energy, Inc. (a)*	25,729,680

Multi-Utilities — 1.8%
686,600	Sempra Energy (a)	28,363,446

	TOTAL UTILITIES	54,093,126

	TOTAL COMMON STOCK (Cost — $1,284,036,415)	1,486,074,331

Face Amount
CORPORATE BONDS & NOTES — 0.5%
CONSUMER DISCRETIONARY — 0.5%

Media — 0.5%
$11,000,000	Charter Communications Holdings LLC\Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield 18.696% due 5/15/11 (Cost — $7,421,642)	7,342,500

CONVERTIBLE BONDS & NOTES — 0.7%
UTILITIES — 0.5%

Independent Power Producers & Energy Traders — 0.5%
11,750,000	Calpine Corp., 4.750% due 11/15/23	8,460,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Face Amount	Security	Value
ENERGY — 0.2%

Energy Equipment & Services — 0.2%
$31,570,000	Friede Goldman Halter, Inc., 4.500% due 12/15/09 (b)(c)*	$2,604,525

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $19,617,698)	11,064,525

Contracts
PURCHASED OPTIONS — 0.0%
1,300,000	Nasdaq 100 Index, Put @ 34, expires 7/05	65,000
260,000	SPDR Trust Series 1, Put @ 114, expires 7/05	19,500

	TOTAL PURCHASED OPTIONS (Cost — $2,061,800)	84,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,313,137,555)	1,504,565,856

Face Amount
SHORT-TERM INVESTMENTS — 9.8%

Repurchase Agreements — 4.8%
$25,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05, Proceeds at maturity — $25,002,326; (Fully collateralized by various U.S. government agency obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $25,500,276)	25,000,000
25,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $25,002,326; (Fully collateralized by various U.S.Treasury obligations and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $25,500,024)	25,000,000
25,966,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $25,968,416; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $26,759,231)	25,966,000

	Total Repurchase Agreements (Cost — $75,966,000)	75,966,000

Shares

Securities Purchased From Securities Lending Collateral — 5.0%
79,642,775	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $79,642,775)	79,642,775

	TOTAL SHORT-TERM INVESTMENTS (Cost — $155,608,775)	155,608,775

	TOTAL INVESTMENTS — 105.0% (Cost — $1,468,746,330#)	1,660,174,631
	Liabilities in Excess of Other Assets — (5.0)%	(79,451,801)

	TOTAL NET ASSETS — 100.0%	$1,580,722,830

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c)	Security is currently in default.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
SPDR	—	Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value
COMMON STOCK — 98.1%
CONSUMER DISCRETIONARY — 15.8%

Hotels, Restaurants & Leisure — 1.8%
1,231,200	McDonald’s Corp.	$34,165,800

Household Durables — 1.1%
854,800	Newell Rubbermaid, Inc. (a)	20,378,432

Media — 9.9%
1,015,790	Comcast Corp., Class A Shares*	31,184,753
529,400	EchoStar Communications Corp., Class A Shares*	15,961,410
129,385	Liberty Global, Inc., Series A Shares*	6,038,398
2,586,400	Liberty Media Corp., Series A Shares*	26,355,416
2,888,100	News Corp., Class B Shares (a)	48,693,366
675,800	SES Global, FDR	10,179,324
1,822,100	Time Warner, Inc.*	30,447,291
566,900	Viacom, Inc., Class B Shares	18,152,138

		187,012,096

Multiline Retail — 3.0%
395,300	J.C. Penney Co., Inc.	20,784,874
338,500	Target Corp.	18,417,785
391,500	Wal-Mart Stores, Inc.	18,870,300

		58,072,959

	TOTAL CONSUMER DISCRETIONARY	299,629,287

CONSUMER STAPLES — 7.3%

Food & Staples Retailing — 1.7%
1,665,900	Kroger Co. (a)*	31,702,077

Food Products — 0.9%
907,600	Sara Lee Corp. (a)	17,979,556

Household Products — 1.2%
360,800	Kimberly-Clark Corp.	22,582,472

Tobacco — 3.5%
1,011,500	Altria Group, Inc.	65,403,590

	TOTAL CONSUMER STAPLES	137,667,695

ENERGY — 11.2%

Energy Equipment & Services — 3.6%
896,600	ENSCO International, Inc.	32,053,450
519,300	GlobalSantaFe Corp.	21,187,440
256,800	Nabors Industries Ltd.*	15,567,216

		68,808,106

Oil, Gas & Consumable Fuels — 7.6%
319,000	BP PLC, Sponsored ADR	19,899,220
1,207,900	El Paso Corp.	13,915,008
568,800	Marathon Oil Corp.	30,356,856
79,651	Nexen, Inc.	2,418,204
332,000	Royal Dutch Petroleum Co., New York Shares	21,546,800
154,900	Suncor Energy, Inc.	7,329,868
413,300	Total SA, Sponsored ADR (a)	48,294,105

		143,760,061

	TOTAL ENERGY	212,568,167

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value
FINANCIALS — 29.9%

Commercial Banks — 9.9%
1,477,178	Bank of America Corp.	$67,374,089
342,800	Comerica, Inc.	19,813,840
907,800	U.S. Bancorp	26,507,760
582,400	Wachovia Corp.	28,887,040
452,600	Washington Mutual, Inc. (a)	18,416,294
431,400	Wells Fargo & Co.	26,565,612

		187,564,635

Diversified Financial Services — 11.7%
510,400	American Express Co.	27,168,592
449,500	Bank of New York Co., Inc. (a)	12,936,610
519,500	Capital One Financial Corp.	41,565,195
463,100	Freddie Mac	30,208,013
236,400	Goldman Sachs Group, Inc.	24,117,528
664,260	JPMorgan Chase & Co.	23,461,663
445,200	MBNA Corp.	11,646,432
673,700	Merrill Lynch & Co., Inc.	37,060,237
251,700	Morgan Stanley	13,206,699

		221,370,969

Insurance — 5.5%
699,500	American International Group, Inc.	40,640,950
250,000	Chubb Corp. (a)	21,402,500
351,500	Loews Corp.	27,241,250
397,400	St. Paul Travelers Cos., Inc.	15,709,222

		104,993,922

Real Estate — 2.8%
845,400	Equity Office Properties Trust	27,982,740
708,900	Equity Residential	26,101,698

		54,084,438

	TOTAL FINANCIALS	568,013,964

HEALTH CARE — 5.9%

Health Care Equipment & Supplies — 0.6%
151,100	Guidant Corp.	10,169,030

Health Care Providers & Services — 0.4%
94,200	Aetna, Inc.	7,801,644

Pharmaceuticals — 4.9%
357,200	Johnson & Johnson	23,218,000
403,800	Novartis AG, ADR (a)	19,156,272
860,300	Pfizer, Inc.	23,727,074
660,900	Sanofi-Aventis, ADR (a)	27,090,291

		93,191,637

	TOTAL HEALTH CARE	111,162,311

INDUSTRIALS — 9.4%

Aerospace & Defense — 6.5%
587,300	Boeing Co.	38,761,800
551,200	Lockheed Martin Corp.	35,756,344

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value

Aerospace & Defense — 6.5% (continued)
545,100	Raytheon Co.	$21,324,312
513,200	United Technologies Corp.	26,352,820

		122,195,276

Commercial Services & Supplies — 1.9%
380,100	Avery Dennison Corp. (a)	20,130,096
575,000	Waste Management, Inc.	16,295,500

		36,425,596

Industrial Conglomerates — 1.0%
198,800	Honeywell International, Inc.	7,282,044
154,400	Textron, Inc.	11,711,240

		18,993,284

	TOTAL INDUSTRIALS	177,614,156

INFORMATION TECHNOLOGY — 9.3%

Communications Equipment — 4.2%
710,900	Comverse Technology, Inc.*	16,812,785
2,250,700	Nokia OYJ, Sponsored ADR (a)	37,451,648
9,369,000	Nortel Networks Corp. (a)*	24,453,090

		78,717,523

Computers & Peripherals — 2.1%
100,200	Hewlett-Packard Co.	2,355,702
241,400	International Business Machines Corp.	17,911,880
310,900	Lexmark International, Inc., Class A Shares (a)*	20,155,647

		40,423,229

Electronic Equipment & Instruments — 0.6%
2,971,200	Solectron Corp.*	11,260,848

Semiconductors & Semiconductor Equipment — 0.5%
248,700	Maxim Integrated Products, Inc.	9,502,827

Software — 1.9%
1,468,900	Microsoft Corp.	36,487,476

	TOTAL INFORMATION TECHNOLOGY	176,391,903

MATERIALS — 1.0%

Chemicals — 1.0%
307,700	Air Products & Chemicals, Inc. (a)	18,554,310

TELECOMMUNICATION SERVICES — 7.2%

Diversified Telecommunication Services — 4.9%
439,500	ALLTEL Corp.	27,372,060
499,340	AT&T Corp. (a)	9,507,434
1,166,400	SBC Communications, Inc.	27,702,000
423,100	Sprint Corp. (a)	10,615,579
517,300	Verizon Communications, Inc.	17,872,715

		93,069,788

Wireless Telecommunication Services — 2.3%
1,351,700	Nextel Communications, Inc., Class A Shares*	43,673,427

	TOTAL TELECOMMUNICATION SERVICES	136,743,215

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value
UTILITIES — 1.1%

Multi-Utilities — 1.1%
504,200	Sempra Energy (a)	$20,828,502

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,563,111,423)	1,859,173,510

Face Amount
SHORT-TERM INVESTMENTS — 11.0%

Repurchase Agreements — 1.7%
$10,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05; Proceeds at maturity — $10,000,931; (Fully collateralized by various U.S. government agency obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $10,200,110)	10,000,000
10,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05; Proceeds at maturity — $10,000,931; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $10,200,010)	10,000,000
12,665,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05; Proceeds at maturity — $12,666,179; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $13,051,901)	12,665,000

	Total Repurchase Agreements (Cost — $32,665,000)	32,665,000

Shares

Securities Purchased From Securities Lending Collateral — 9.3%
176,276,679	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $176,276,679)	176,276,679

	TOTAL SHORT-TERM INVESTMENTS (Cost — $208,941,679)	208,941,679

	TOTAL INVESTMENTS — 109.1% (Cost — $1,772,053,102#)	2,068,115,189
	Liabilities in Excess of Other Assets — (9.1)%	(172,094,091)

	TOTAL NET ASSETS — 100.0%	$1,896,021,098

*	Non-income producing security.
(a)	All or a portion of security is on loan.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—	American Depositary Receipt
FDR	—	Fiduciary Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Large Cap Growth Fund

Shares	Security	Value
COMMON STOCK — 100.4%
CONSUMER DISCRETIONARY — 19.4%

Internet & Catalog Retail — 7.4%
8,600	Amazon.com, Inc.*	$284,488
3,800	eBay, Inc.*	125,438

		409,926

Media — 6.4%
12,900	Time Warner, Inc.*	215,559
5,500	Walt Disney Co.	138,490

		354,049

Specialty Retail — 5.6%
2,200	Bed Bath & Beyond, Inc.*	91,916
5,560	Home Depot, Inc.	216,284

		308,200

	TOTAL CONSUMER DISCRETIONARY	1,072,175

CONSUMER STAPLES — 10.3%

Beverages — 3.2%
4,300	Coca-Cola Co.	179,525

Food Products — 2.7%
2,200	Wm. Wrigley Jr. Co.	151,448

Personal Products — 4.4%
4,750	Gillette Co.	240,492

	TOTAL CONSUMER STAPLES	571,465

FINANCIALS — 12.6%

Diversified Financial Services — 6.9%
3,800	Merrill Lynch & Co., Inc.	209,038
3,301	Morgan Stanley	173,203

		382,241

Insurance — 5.7%
2,600	American International Group, Inc.	151,060
2	Berkshire Hathaway, Inc., Class A Shares*	167,000

		318,060

	TOTAL FINANCIALS	700,301

HEALTH CARE — 23.1%

Biotechnology — 13.4%
4,330	Amgen, Inc.*	261,792
3,900	Biogen Idec, Inc.*	134,355
4,300	Genentech, Inc.*	345,204

		741,351

Pharmaceuticals — 9.7%
3,200	Eli Lilly & Co.	178,272
2,350	Johnson & Johnson	152,750
7,536	Pfizer, Inc.	207,843

		538,865

	TOTAL HEALTH CARE	1,280,216

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Large Cap Growth Fund

Shares	Security	Value
INDUSTRIALS — 2.7%

Industrial Conglomerates — 2.7%
4,298	General Electric Co.	$148,926

INFORMATION TECHNOLOGY — 32.3%

Communications Equipment — 8.8%
7,510	Cisco Systems, Inc.*	143,516
5,900	Juniper Networks, Inc.*	148,562
10,800	Motorola, Inc.	197,208

		489,286

Computers & Peripherals — 3.5%
4,930	Dell, Inc.*	194,784

Internet Software & Services — 4.2%
3,900	Akamai Technologies, Inc.*	51,207
7,600	IAC/InterActiveCorp*	182,780

		233,987

Semiconductors & Semiconductor Equipment — 9.9%
7,510	Intel Corp.	195,711
8,600	Texas Instruments, Inc.	241,402
4,300	Xilinx, Inc.	109,650

		546,763

Software — 5.9%
1,600	Electronic Arts, Inc.*	90,576
6,520	Microsoft Corp.	161,957
5,600	Red Hat, Inc.*	73,360

		325,893

	TOTAL INFORMATION TECHNOLOGY	1,790,713

	TOTAL INVESTMENTS — 100.4% (Cost — $5,587,032#)	5,563,796
	Liabilities in Excess of Other Assets — (0.4)%	(23,685)

	TOTAL NET ASSETS — 100.0%	$5,540,111

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
COMMON STOCK — 89.6%
CONSUMER DISCRETIONARY — 10.0%

Hotels, Restaurants & Leisure — 3.0%
80,300	Ctrip.com International Ltd., ADR (a)*	$4,085,664
53,300	Outback Steakhouse, Inc.	2,411,292
85,300	Station Casinos, Inc.	5,663,920
144,900	Steak ‘n Shake Co. (a)*	2,698,038

		14,858,914

Leisure Equipment & Products — 1.3%
162,000	Marvel Enterprises, Inc.*	3,194,640
84,600	SCP Pool Corp.	2,968,614

		6,163,254

Media — 2.3%
53,300	DreamWorks Animation SKG, Inc., Class A Shares*	1,396,460
163,500	R.H. Donnelley Corp.*	10,133,730

		11,530,190

Specialty Retail — 3.0%
143,000	AnnTaylor Stores Corp.*	3,472,040
108,700	Cabela’s, Inc., Class A Shares (a)*	2,321,832
217,700	Gymboree Corp. (a)*	2,973,782
86,550	Men’s Wearhouse, Inc.*	2,979,917
156,800	West Marine, Inc. (a)*	2,831,808

		14,579,379

Textiles, Apparel & Luxury Goods — 0.4%
52,200	Reebok International Ltd.	2,183,526

	TOTAL CONSUMER DISCRETIONARY	49,315,263

CONSUMER STAPLES — 2.9%

Beverages — 0.5%
110,800	Cott Corp. (a)*	2,418,764

Food & Staples Retailing — 0.7%
103,600	United Natural Foods, Inc. (a)*	3,146,332

Food Products — 1.2%
131,600	Hain Celestial Group, Inc. (a)*	2,566,200
153,600	Herbalife Ltd.*	3,319,296

		5,885,496

Household Products — 0.5%
133,200	Prestige Brands Holdings, Inc. (a)*	2,597,400

	TOTAL CONSUMER STAPLES	14,047,992

ENERGY — 6.4%

Energy Equipment & Services — 3.6%
20,100	Atwood Oceanics, Inc.*	1,237,356
46,400	CARBO Ceramics, Inc. (a)	3,663,744
384,400	Grey Wolf, Inc. (a)*	2,848,404
477,300	Key Energy Services, Inc. (a)*	5,775,330
39,020	Todco, Class A Shares*	1,001,643
53,300	Universal Compression Holdings, Inc.*	1,931,592

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value

Energy Equipment & Services — 3.6% (continued)
42,800	Veritas DGC, Inc. (a)*	$1,187,272

		17,645,341

Oil, Gas & Consumable Fuels — 2.8%
60,400	Cheniere Energy, Inc. (a)*	1,878,440
64,100	Comstock Resources, Inc. (a)*	1,621,089
46,800	Encore Acquisition Co. (a)*	1,918,800
159,300	KFx, Inc. (a)*	2,276,397
63,800	OPTI Canada, Inc.*	1,392,388
96,800	Plains Exploration & Production Co.*	3,439,304
37,800	Range Resources Corp.	1,016,820

		13,543,238

	TOTAL ENERGY	31,188,579

FINANCIALS — 9.8%

Commercial Banks — 3.3%
14,700	City National Corp.	1,054,137
100,000	Cullen/Frost Bankers, Inc.	4,765,000
30,400	Downey Financial Corp. (a)	2,225,280
75,900	East West Bancorp., Inc.	2,549,481
52,600	UCBH Holdings, Inc. (a)	854,224
89,900	Westamerica Bancorp.	4,747,619

		16,195,741

Diversified Financial Services — 0.7%
47,300	Affiliated Managers Group, Inc. (a)*	3,232,009

Insurance — 2.5%
29,000	Aspen Insurance Holdings Ltd.	799,240
90,000	IPC Holdings Ltd.	3,565,800
31,500	Platinum Underwriters Holdings Ltd.	1,002,330
306,900	Universal American Financial Corp. (a)*	6,942,078

		12,309,448

Real Estate — 3.3%
35,300	Alexandria Real Estate Equities, Inc.	2,592,785
189,200	American Financial Realty Trust	2,909,896
68,200	Ashford Hospitality Trust, Inc. (a)	736,560
32,700	BioMed Realty Trust, Inc.	779,895
9,800	CenterPoint Properties Trust	414,540
55,500	Cousins Properties, Inc.	1,641,690
39,700	Global Signal, Inc. (a)	1,494,705
41,700	Gramercy Capital Corp. (a)	1,019,982
84,800	PS Business Parks, Inc.	3,769,360
36,500	United Dominion Realty Trust, Inc.	877,825

		16,237,238

	TOTAL FINANCIALS	47,974,436

HEALTH CARE — 18.5%

Biotechnology — 6.3%
270,800	Abgenix, Inc. (a)*	2,323,464
318,100	CuraGen Corp. (a)*	1,635,034
103,400	CV Therapeutics, Inc.*	2,318,228

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value

Biotechnology — 6.3% (continued)
25,200	InterMune, Inc. (a)*	$328,608
265,800	Mannkind Corp. (a)*	2,671,290
491,600	Nektar Therapeutics (a)*	8,278,544
370,400	NPS Pharmaceuticals, Inc. (a)*	4,204,040
125,700	Protein Design Labs, Inc. (a)*	2,540,397
138,100	Tanox, Inc. (a)*	1,618,532
156,000	Telik, Inc. (a)*	2,536,560
227,300	ViaCell, Inc. (a)*	2,420,745

		30,875,442

Health Care Equipment & Supplies — 3.5%
146,900	Advanced Medical Optics, Inc. (a)*	5,839,275
100,600	Cytyc Corp.*	2,219,236
254,800	DJ Orthopedics, Inc.*	6,989,164
89,400	Wright Medical Group, Inc. (a)*	2,386,980

		17,434,655

Health Care Providers & Services — 5.5%
72,900	Health Net, Inc.*	2,781,864
244,000	LifePoint Hospitals, Inc.*	12,326,880
86,000	Molina Healthcare, Inc.*	3,806,360
83,900	PacifiCare Health Systems, Inc.*	5,994,655
52,700	WellCare Health Plans, Inc. (a)*	1,871,377

		26,781,136

Pharmaceuticals — 3.2%
45,000	American Pharmaceutical Partners, Inc.*	1,856,250
67,500	Andrx Corp. (a)*	1,370,925
142,600	Connetics Corp. (a)*	2,515,464
64,274	Cubist Pharmaceuticals, Inc. (a)*	846,489
155,700	Impax Laboratories, Inc. (a)*	2,444,490
553,100	Inspire Pharmaceuticals, Inc. (a)*	4,657,102
249,404	Ista Pharmaceuticals, Inc. (a)*	2,075,041

		15,765,761

	TOTAL HEALTH CARE	90,856,994

INDUSTRIALS — 5.8%

Commercial Services & Supplies — 1.8%
189,300	CSG Systems International, Inc. (a)*	3,592,914
77,600	Herman Miller, Inc.	2,393,184
153,100	Wright Express Corp.*	2,827,757

		8,813,855

Construction & Engineering — 1.3%
282,900	Chicago Bridge & Iron Co. NV, New York Shares (a)	6,467,094

Machinery — 0.6%
130,500	Stewart & Stevenson Services, Inc.	2,957,130

Trading Companies & Distributors — 2.1%
293,800	MSC Industrial Direct Co., Inc., Class A Shares	9,915,750

	TOTAL INDUSTRIALS	28,153,829

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
INFORMATION TECHNOLOGY — 26.3%

Communications Equipment — 6.3%
534,456	ADC Telecommunications, Inc. (a)*	$11,635,107
344,900	Arris Group, Inc. (a)*	3,004,079
105,100	Avocent Corp.*	2,747,314
99,800	InPhonic, Inc. (a)*	1,534,924
279,900	Polycom, Inc.*	4,173,309
454,900	Tekelec (a)*	7,642,320

		30,737,053

Computers & Peripherals — 2.6%
571,000	Adaptec, Inc.*	2,215,480
232,600	Dolby Laboratories, Inc., Class A Shares*	5,131,156
255,800	Electronics for Imaging, Inc.*	5,382,032

		12,728,668

Internet Software & Services — 7.8%
224,400	Akamai Technologies, Inc. (a)*	2,946,372
404,422	Digitas, Inc. (a)*	4,614,455
125,900	ProQuest Co. (a)*	4,128,261
139,300	RADWARE Ltd. (a)*	2,518,544
285,100	SINA Corp. (a)*	7,954,290
470,600	Sohu.com, Inc. (a)*	10,315,552
87,898	Tom Online, Inc., ADR (a)*	1,133,005
814,400	webMethods, Inc. (a)*	4,560,640

		38,171,119

Semiconductors & Semiconductor Equipment — 4.6%
1,665,300	Applied Micro Circuits Corp.*	4,263,168
339,700	ASE Test Ltd. (a)*	2,187,668
245,762	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)*	1,624,487
132,000	Cymer, Inc. (a)*	3,478,200
294,300	Micrel, Inc. (a)*	3,390,336
5,457,600	Zarlink Semiconductor, Inc.*	7,367,760

		22,311,619

Software — 5.0%
108,500	Hyperion Solutions Corp.*	4,366,040
90,400	Kongzhong Corp., ADR (a)*	827,160
303,700	NetIQ Corp.*	3,446,995
353,000	RSA Security, Inc.*	4,052,440
892,500	SkillSoft PLC, ADR (a)*	3,079,125
91,900	The9 Ltd., ADR (a)*	2,393,076
983,700	TIBCO Software, Inc.*	6,433,398

		24,598,234

	TOTAL INFORMATION TECHNOLOGY	128,546,693

MATERIALS — 4.2%

Chemicals — 3.1%
61,700	Cytec Industries, Inc.	2,455,660
107,800	Minerals Technologies, Inc.	6,640,480
53,200	Scotts Miracle-Gro Co., Class A Shares*	3,788,372
43,800	Valspar Corp. (a)	2,115,102

		14,999,614

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value

Metals & Mining — 1.1%
119,500	Apex Silver Mines Ltd. (a)*	$1,641,930
170,200	Compass Minerals International, Inc. (a)	3,982,680

		5,624,610

	TOTAL MATERIALS	20,624,224

TELECOMMUNICATION SERVICES — 5.7%

Diversified Telecommunication Services — 2.0%
706,200	Cincinnati Bell, Inc.*	3,036,660
280,300	Citizens Communications Co.	3,767,232
32,700	Commonwealth Telephone Enterprises, Inc. (a)	1,370,457
74,900	New Skies Satellites Holdings Ltd.	1,486,765

		9,661,114

Wireless Telecommunication Services — 3.7%
15,200	Crown Castle International Corp.*	308,864
44,453	Hurray! Holding Co., Ltd., ADR (a)*	448,086
117,800	Nextel Partners, Inc., Class A Shares*	2,965,026
177,800	SpectraSite, Inc.*	13,233,654
245,300	US Unwired, Inc. (a)*	1,427,646

		18,383,276

	TOTAL TELECOMMUNICATION SERVICES	28,044,390

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $388,296,725)	438,752,400

Face Amount
SHORT-TERM INVESTMENTS — 31.5%

Repurchase Agreement — 7.5%
$ 37,057,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05, Proceeds at maturity — $37,060,448; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $37,798,166) (Cost — $37,057,000)	37,057,000

Shares

Securities Purchased From Securities Lending Collateral — 24.0%
117,483,067	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $117,483,067)	117,483,067

	TOTAL SHORT-TERM INVESTMENTS (Cost — $154,540,067)	154,540,067

	TOTAL INVESTMENTS — 121.1% (Cost — $542,836,792#)	593,292,467
	Liabilities in Excess of Other Assets — (21.1)%	(103,431,566)

	TOTAL NET ASSETS — 100.0%	$489,860,901

*	Non-income producing security.
(a)	All or a portion of security is on loan.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

(This page intentionally left blank.)

.

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	All Cap Value Fund
ASSETS:
Investments, at cost	$10,791,315
Repurchase agreements at cost	1,106,000

	11,897,315

Investments, at value	$12,110,256
Repurchase agreements, at value	1,106,000
Cash	839
Foreign currency, at value	906	(1)
Dividends and interest receivable	17,041
Receivable for securities sold	10,338
Receivable for Fund shares sold	3,689
Prepaid expenses	19,449
Receivable from manager	7,640

Total Assets	13,276,158

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	600,688
Payable for Fund shares repurchased	126,611
Payable for securities purchased	24,727
Management fees payable	—
Distribution fees payable	736
Transfer agent fees payable	637
Directors’ fees payable	50
Due to custodian	—
Deferred dollar roll income	—
Dividends payable	—
Administration fees payable	—
Accrued expenses	90,670

Total Liabilities	844,119

Total Net Assets	$12,432,039

NET ASSETS:
Par value (Note 8)	$904
Paid-in capital in excess of par value	11,277,588
Undistributed net investment income	20,928
Accumulated net investment loss	—
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(186,319)
Net unrealized appreciation (depreciation) of investments, option contracts and foreign currencies	1,318,938

Total Net Assets	$12,432,039

Shares Outstanding:
Class A	43,700

Class B	28,561

Class C	24,310

Class O	807,760

Class Y	—

Net Asset Value:
Class A *	$13.71

Class B (offering price per share)*	$13.33

Class C (offering price per share)*	$13.35

Class O (offering and redemption price per share)	$13.78

Class Y (offering and redemption price per share)	—

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.75%)	$14.55

(1)	Foreign currency at cost for the All Cap Value Fund and Investors Value Fund is $911 and $206,658, respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

Balanced Fund	Capital Fund	Investors Value Fund		Large Cap Growth Fund	Small Cap Growth Fund

$105,954,618	$1,392,780,330	$1,739,388,102		$5,587,032	$505,779,792
16,438,000	75,966,000	32,665,000		—	37,057,000

122,392,618	1,468,746,330	1,772,053,102		5,587,032	542,836,792

$112,893,374	$1,584,208,631	$2,035,450,189		$5,563,796	$556,235,467
16,438,000	75,966,000	32,665,000		—	37,057,000
—	2,918	—		10,309	1,479
—	—	195,386	(1)	—	—
595,129	2,347,430	3,672,922		2,639	168,303
2,128,012	15,353,423	13,134,953		—	4,440,346
37,100	3,534,138	1,199,078		—	14,698,869
11,732	46,798	24,226		14,146	29,993
—	—	—		69,821	—

132,103,347	1,681,459,338	2,086,341,754		5,660,711	612,631,457

5,760,934	79,642,775	176,276,679		—	117,483,067
199,196	5,194,031	2,716,027		15,184	1,391,254
17,661,302	13,789,354	8,066,493		—	3,242,265
49,372	730,752	2,314,200		—	269,469
52,886	791,882	143,608		3,680	134,643
40,329	311,534	217,774		4,218	88,875
2,874	5,748	4,664		56	67
175,453	—	460,788		—	—
12,696	—	—		—	—
25,475	—	—		—	—
4,488	—	—		237	19,248
61,653	270,432	120,423		97,225	141,668

24,046,658	100,736,508	190,320,656		120,600	122,770,556

$108,056,689	$1,580,722,830	$1,896,021,098		$5,540,111	$489,860,901

$8,448	$52,604	$93,323		$815	$32,049
100,703,274	1,273,756,173	1,541,850,676		9,606,512	410,450,283
179,211	—	890,198		—	—
—	(936,252)	—		(34,208)	(658,265)
226,915	116,425,076	57,136,797		(4,009,772)	29,581,159
6,938,841	191,425,229	296,050,104		(23,236)	50,455,675

$108,056,689	$1,580,722,830	$1,896,021,098		$5,540,111	$489,860,901

4,425,493	11,161,585	14,702,983		222,283	21,896,700

1,716,396	13,757,089	2,021,383		309,942	2,042,308

2,169,660	16,239,572	2,900,517		275,407	3,804,065

136,813	11,439,526	37,645,591		7,181	200,978

—	6,410	36,052,370		—	4,105,263

$12.83	$30.78	$20.36		$7.01	$15.45

$12.72	$29.23	$19.94		$6.71	$14.44

$12.76	$29.29	$20.01		$6.72	$14.55

$12.94	$31.40	$20.33		$7.02	$15.71

—	$33.49	$20.33		—	$15.48

$13.61	$32.66	$21.60		$7.44	$16.39

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2005 (unaudited)

All Cap Value Fund
INVESTMENT INCOME:
Dividends	$86,168
Interest	17,499
Securities lending	513
Less: Foreign taxes withheld	(2,317)

Total Investment Income	101,863

EXPENSES:
Management fees (Note 2)	46,039
Distribution fees (Notes 2 and 6)	4,486
Administration fees (Note 2)	—
Transfer agent fees (Notes 2 and 6)	1,761
Shareholder reports (Note 6)	13,560
Custody	11,590
Legal fees	14,926
Registration fees	28,273
Audit and tax	13,193
Directors’ fees	469
Miscellaneous expenses	2,702

Total Expenses	136,999
Less: Management fee waivers and expense reimbursements (Note 2)	(55,562)

Net Expenses	81,437

Net Investment Income (Loss)	20,426

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	150,980
Futures contracts	—
Foreign currency transactions	(54)

Net Realized Gain (Loss)	150,926

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(531,662)
Foreign currencies	(3)

Change in Net Unrealized Appreciation/Depreciation	(531,665)

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(380,739)

Increase (Decrease) in Net Assets From Operations	$(360,313)

See Notes to Financial Statements.

Balanced Fund	Capital Fund	Investors Value Fund	Large Cap Growth Fund	Small Cap Growth Fund

$714,960	$8,927,178	$20,431,101	$25,745	$1,526,535
1,264,977	1,236,766	955,602	107	347,666
7,194	54,131	318,455	—	128,377
(4,084)	(212,217)	(565,447)	—	(2,565)

1,983,047	10,005,858	21,139,711	25,852	2,000,013

307,885	4,366,885	4,611,064	21,266	1,583,901
332,507	4,756,055	886,929	23,603	804,626
27,990	—	—	1,519	113,136
103,899	1,220,668	410,512	12,353	216,781
24,697	266,221	77,606	5,722	62,048
18,690	93,546	90,136	8,219	22,269
18,600	47,626	98,279	14,785	25,411
27,529	44,616	37,837	24,769	34,419
16,288	23,651	23,721	13,328	16,266
4,011	24,121	26,886	1,956	5,319
9,387	98,721	30,689	2,361	18,471

891,483	10,942,110	6,293,659	129,881	2,902,647
—	—	—	(69,821)	—

891,483	10,942,110	6,293,659	60,060	2,902,647

1,091,564	(936,252)	14,846,052	(34,208)	(902,634)

526	79,864,213	40,399,158	(174,430)	22,092,757
—	437,350	—	—	—
(358)	(12,535)	(285)	—	—

168	80,289,028	40,398,873	(174,430)	22,092,757

(2,616,724)	(64,454,116)	(57,800,678)	(128,850)	(23,390,503)
25	(19,891)	(11,983)	—	—

(2,616,699)	(64,474,007)	(57,812,661)	(128,850)	(23,390,503)

(2,616,531)	15,815,021	(17,413,788)	(303,280)	(1,297,746)

$(1,524,967)	$14,878,769	$(2,567,736)	$(337,488)	$(2,200,380)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	All Cap Value Fund

	2005	2004
OPERATIONS:
Net investment income (loss)	$20,426	$12,050
Net realized gain	150,926	470,284
Change in net unrealized appreciation/depreciation	(531,665)	254,072

Increase (Decrease) in Net Assets From Operations	(360,313)	736,406

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(16,633)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	—	(16,633)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	252,432	920,414
Reinvestment of distributions	—	16,633
Cost of shares repurchased	(263,088)	(384,218)

Increase (Decrease) in Net Assets From Fund Share Transactions	(10,656)	552,829

Increase (Decrease) in Net Assets	(370,969)	1,272,602
NET ASSETS:
Beginning of period	12,803,008	11,530,406

End of period*	$12,432,039	$12,803,008

*Includes undistributed net investment income of:	$20,928	$502

*Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

Balanced Fund		Capital Fund

2005	2004	2005	2004

$1,091,564	$2,580,521	$(936,252)	$(7,257,553)
168	3,060,990	80,289,028	191,673,902
(2,616,699)	2,285,366	(64,474,007)	11,749,930

(1,524,967)	7,926,877	14,878,769	196,166,279

(1,359,922)	(2,343,359)	—	—
—	(3,309,310)	—	(24,879,813)

(1,359,922)	(5,652,669)	—	(24,879,813)

5,189,282	43,296,680	103,344,356	250,440,206
1,214,317	5,104,585	—	22,131,147
(17,369,102)	(50,201,353)	(140,578,866)	(428,294,110)

(10,965,503)	(1,800,088)	(37,234,510)	(155,722,757)

(13,850,392)	474,120	(22,355,741)	15,563,709

121,907,081	121,432,961	1,603,078,571	1,587,514,862

$108,056,689	$121,907,081	$1,580,722,830	$1,603,078,571

$179,211	$447,569	—	—

—	—	$(936,252)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	Investors Value Fund

	2005	2004
OPERATIONS:
Net investment income (loss)	$14,846,052	$29,154,593
Net realized gain (loss)	40,398,873	98,379,761
Change in net unrealized appreciation/depreciation	(57,812,661)	54,982,947

Increase (Decrease) in Net Assets From Operations	(2,567,736)	182,517,301

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(14,145,314)	(28,527,990)
Net realized gains	—	(21,478,871)

Decrease in Net Assets From Distributions to Shareholders	(14,145,314)	(50,006,861)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	113,487,645	326,588,064
Reinvestment of distributions	12,743,069	45,357,075
Cost of shares repurchased	(126,839,604)	(291,407,743)

Increase (Decrease) in Net Assets From Fund Share Transactions	(608,890)	80,537,396

Increase (Decrease) in Net Assets	(17,321,940)	213,047,836
NET ASSETS:
Beginning of period	1,913,343,038	1,700,295,202

End of period*	$1,896,021,098	$1,913,343,038

*Includes undistributed net investment income of:	$890,198	$189,460

*Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

Large Cap Growth Fund		Small Cap Growth Fund

2005	2004	2005	2004

$(34,208)	$(61,605)	$(902,634)	$(1,192,390)
(174,430)	400,544	22,092,757	41,013,590
(128,850)	(513,847)	(23,390,503)	18,744,159

(337,488)	(174,908)	(2,200,380)	58,565,359

—	—	—	—
—	—	—	—

—	—	—	—

345,103	1,982,132	69,215,890	167,178,779
—	—	—	—
(1,363,149)	(4,389,010)	(59,405,423)	(98,424,298)

(1,018,046)	(2,406,878)	9,810,467	68,754,481

(1,355,534)	(2,581,786)	7,610,087	127,319,840

6,895,645	9,477,431	482,250,814	354,930,974

$5,540,111	$6,895,645	$489,860,901	$482,250,814

—	—	—	$244,369

$(34,208)	—	$(658,265)	—

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002(3)
Net Asset Value, Beginning of Period	$14.12		$13.33	$9.58	$13.30

Income (Loss) From Operations:
Net investment income (loss)	0.01		(0.01)	(0.02)	0.02
Net realized and unrealized gain (loss)	(0.42)		0.80	3.77	(3.73)

Total Income (Loss) From Operations	(0.41)		0.79	3.75	(3.71)

Less Distributions From:
Net realized gains	—		—	—	(0.01)

Total Distributions	—		—	—	(0.01)

Net Asset Value, End of Period	$13.71		$14.12	$13.33	$9.58

Total Return(4)	(2.9)%		5.9%	39.1%	(27.9)%
Net Assets, End of Period (000s)	$599		$555	$441	$119
Ratios to Average Net Assets:
Gross expenses	2.61	%(5)	2.71%	2.57%	3.56	%(5)
Net expenses(6)(7)	1.50	(5)	1.50	1.50	1.50	(5)
Net investment income (loss)	0.19	(5)	(0.07)	(0.16)	(0.17	)(5)
Portfolio Turnover Rate	17%		32%	28%	42%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period January 25, 2002 (inception date) to December 31, 2002.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
(7)	The investment manager voluntarily waived its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001(3)
Net Asset Value, Beginning of Period	$13.78		$13.11	$9.49	$13.60	$12.88

Income (Loss) From Operations:
Net investment loss	(0.04)		(0.11)	(0.10)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	(0.41)		0.78	3.72	(4.02)	0.73

Total Income (Loss) From Operations	(0.45)		0.67	3.62	(4.10)	0.72

Less Distributions From:
Net realized gains	—		—	—	(0.01)	—

Total Distributions	—		—	—	(0.01)	—

Net Asset Value, End of Period	$13.33		$13.78	$13.11	$9.49	$13.60

Total Return(4)	(3.3)%		5.1%	38.2%	(30.2)%	5.6%
Net Assets, End of Period (000s)	$380		$434	$308	$140	$11
Ratios to Average Net Assets:
Gross expenses	3.45	%(5)	3.52%	3.36%	4.37%	3.36	%(5)
Net expenses(6)(7)	2.25	(5)	2.25	2.25	2.25	2.25	(5)
Net investment loss	(0.60	)(5)	(0.83)	(0.90)	(0.79)	(0.55	)(5)
Portfolio Turnover Rate	17%		32%	28%	42%	4%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period November 8, 2001 (inception date) to December 31, 2001.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.25%.
(7)	The investment manager voluntarily waived its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002(4)
Net Asset Value, Beginning of Period	$13.80		$13.14	$9.51	$13.19

Income (Loss) From Operations:
Net investment loss	(0.04)		(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	(0.41)		0.74	3.73	(3.59)

Total Income (Loss) From Operations	(0.45)		0.66	3.63	(3.67)

Less Distributions From:
Net realized gains	—		—	—	(0.01)

Total Distributions	—		—	—	(0.01)

Net Asset Value, End of Period	$13.35		$13.80	$13.14	$9.51

Total Return(5)	(3.3)%		5.0%	38.2%	(27.9)%
Net Assets, End of Period (000s)	$325		$369	$58	$46
Ratios to Average Net Assets:
Gross expenses	3.41	%(6)	3.56%	3.52%	4.34	%(6)
Net expenses(7)(8)	2.25	(6)	2.25	2.25	2.25	(6)
Net investment loss	(0.61	)(6)	(0.65)	(0.90)	(0.83	)(6)
Portfolio Turnover Rate	17%		32%	28%	42%

(1)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	For the period January 17, 2002 (inception date) to December 31, 2002.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.25%.
(8)	The investment manager voluntarily waived its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002	2001(3)
Net Asset Value, Beginning of Period	$14.17		$13.37	$9.59	$13.62	$12.50

Income (Loss) From Operations:
Net investment income	0.03		0.02	0.01	0.01	0.01
Net realized and unrealized gain (loss)	(0.42)		0.80	3.78	(4.02)	1.11

Total Income (Loss) From Operations	(0.39)		0.82	3.79	(4.01)	1.12

Less Distributions From:
Net investment income	—		(0.02)	(0.01)	(0.01)	—
Net realized gains	—		—	—	(0.01)	—

Total Distributions	—		(0.02)	(0.01)	(0.02)	—

Net Asset Value, End of Period	$13.78		$14.17	$13.37	$9.59	$13.62

Total Return(4)	(2.8)%		6.1%	39.5%	(29.5)%	9.0%
Net Assets, End of Period (000s)	$11,128		$11,445	$10,723	$7,673	$10,893
Ratios to Average Net Assets:
Gross expenses	2.12	%(5)	2.20%	2.14%	3.35%	2.36	%(5)
Net expenses(6)(7)	1.25	(5)	1.25	1.25	1.25	1.25	(5)
Net investment income	0.40	(5)	0.16	0.09	0.07	0.45	(5)
Portfolio Turnover Rate	17%		32%	28%	42%	4%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period October 15, 2001 (inception date) to December 31, 2001.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%
(7)	The investment manager voluntarily waived its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund
	Class A Shares(1)
	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.13		$12.89		$11.48	$12.39	$12.84	$12.81

Income (Loss) From Operations:
Net investment income	0.15		0.32		0.32	0.39	0.48	0.54
Net realized and unrealized gain (loss)	(0.28)		0.57		1.57	(0.80)	(0.36)	0.44

Total Income (Loss) From Operations	(0.13)		0.89		1.89	(0.41)	0.12	0.98

Less Distributions From:
Net investment income	(0.17)		(0.29)		(0.30)	(0.35)	(0.46)	(0.50)
Net realized gains	—		(0.36)		(0.18)	(0.15)	(0.11)	(0.45)

Total Distributions	(0.17)		(0.65)		(0.48)	(0.50)	(0.57)	(0.95)

Net Asset Value, End of Period	$12.83		$13.13		$12.89	$11.48	$12.39	$12.84

Total Return(3)	(0.9)%		7.0%		16.9%	(3.3)%	1.0%	7.9%
Net Assets, End of Period (000s)	$56,766		$62,967		$51,639	$29,341	$25,607	$24,290
Ratios to Average Net Assets:
Gross expenses	1.23	%(4)	1.19%		1.27%	1.24%	1.25%	1.18%
Net expenses	1.23	(4)	1.04	(5)	0.95 (5)	0.95 (5)	0.95 (5)	0.95 (5)
Net investment income	2.31	(4)	2.47		2.64	3.24	3.79	4.19
Portfolio Turnover Rate	20	%(6)	54	%(6)	93%	36%	55%	28%

Balanced Fund
	Class B Shares(1)
	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.03		$12.80		$11.41	$12.32	$12.77	$12.76

Income (Loss) From Operations:
Net investment income	0.09		0.21		0.23	0.30	0.39	0.44
Net realized and unrealized gain (loss)	(0.27)		0.58		1.55	(0.79)	(0.35)	0.44

Total Income (Loss) From Operations	(0.18)		0.79		1.78	(0.49)	0.04	0.88

Less Distributions From:
Net investment income	(0.13)		(0.20)		(0.21)	(0.27)	(0.38)	(0.42)
Net realized gains	—		(0.36)		(0.18)	(0.15)	(0.11)	(0.45)

Total Distributions	(0.13)		(0.56)		(0.39)	(0.42)	(0.49)	(0.87)

Net Asset Value, End of Period	$12.72		$13.03		$12.80	$11.41	$12.32	$12.77

Total Return(3)	(1.4)%		6.2%		15.9%	(4.0)%	0.3%	7.1%
Net Assets, End of Period (000s)	$21,827		$24,166		$34,972	$44,574	$61,485	$73,311
Ratios to Average Net Assets:
Gross expenses	2.08	%(4)	1.94%		2.00%	1.99%	1.88%	1.93%
Net expenses	2.08	(4)	1.80	(5)	1.70 (5)	1.70 (5)	1.69 (5)	1.70 (5)
Net investment income	1.47(4)		1.64		1.94	2.46	3.05	3.43
Portfolio Turnover Rate	20	%(6)	54	%(6)	93%	36%	55%	28%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 101% and 207% for 2005 and 2004, respectively.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund
	Class C Shares(1)
	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.07		$12.84		$11.44	$12.35	$12.81	$12.79

Income (Loss) From Operations:
Net investment income	0.10		0.22		0.23	0.30	0.38	0.44
Net realized and unrealized gain (loss)	(0.28)		0.57		1.56	(0.79)	(0.35)	0.45

Total Income (Loss) From Operations	(0.18)		0.79		1.79	(0.49)	0.03	0.89

Less Distributions From:
Net investment income	(0.13)		(0.20)		(0.21)	(0.27)	(0.38)	(0.42)
Net realized gains	—		(0.36)		(0.18)	(0.15)	(0.11)	(0.45)

Total Distributions	(0.13)		(0.56)		(0.39)	(0.42)	(0.49)	(0.87)

Net Asset Value, End of Period	$12.76		$13.07		$12.84	$11.44	$12.35	$12.81

Total Return(3)	(1.4)%		6.2%		16.0%	(4.0)%	0.2%	7.2%
Net Assets, End of Period (000s)	$27,694		$32,926		$33,069	$18,168	$16,564	$15,496
Ratios to Average Net Assets:
Gross expenses	1.98	%(4)	1.92%		1.93%	1.99%	1.84%	1.94%
Net expenses	1.98	(4)	1.77	(5)	1.70 (5)	1.70 (5)	1.69 (5)	1.70 (5)
Net investment income	1.57	(4)	1.71		1.88	2.48	3.03	3.45
Portfolio Turnover Rate	20	%(6)	54	%(6)	93%	36%	55%	28%

Balanced Fund
	Class O Shares(1)
	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.26		$12.98		$11.56	$12.47	$12.91	$12.88

Income (Loss) From Operations:
Net investment income	0.17		0.36		0.36	0.42	0.52	0.58
Net realized and unrealized gain (loss)	(0.30)		0.60		1.57	(0.80)	(0.36)	0.43

Total Income (Loss) From Operations	(0.13)		0.96		1.93	(0.38)	0.16	1.01

Less Distributions From:
Net investment income	(0.19)		(0.32)		(0.33)	(0.38)	(0.49)	(0.53)
Net realized gains	—		(0.36)		(0.18)	(0.15)	(0.11)	(0.45)

Total Distributions	(0.19)		(0.68)		(0.51)	(0.53)	(0.60)	(0.98)

Net Asset Value, End of Period	$12.94		$13.26		$12.98	$11.56	$12.47	$12.91

Total Return(3)	(1.0)%		7.5%		17.1%	(3.1)%	1.3%	8.1%
Net Assets, End of Period (000s)	$1,770		$1,848		$1,753	$1,487	$1,150	$1,504
Ratios to Average Net Assets:
Gross expenses	0.89	%(4)	0.89%		0.86%	0.99%	0.79%	0.93%
Net expenses	0.89	(4)	0.75	(5)	0.70 (5)	0.70 (5)	0.70 (5)	0.70 (5)
Net investment income	2.65	(4)	2.77		2.92	3.47	4.03	4.45
Portfolio Turnover Rate	20	%(6)	54	%(6)	93%	36%	55%	28%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 101% and 207% for 2005 and 2004, respectively.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$30.42		$27.04	$18.87	$25.09	$25.44	$25.29

Income (Loss) From Operations:
Net investment income (loss)	0.04		(0.02)	0.05	0.13	0.24	0.17
Net realized and unrealized gain (loss)	0.32		3.87	8.18	(6.30)	0.16	4.53

Total Income (Loss) From Operations	0.36		3.85	8.23	(6.17)	0.40	4.70

Less Distributions From:
Net investment income	—		—	(0.02)	(0.05)	(0.20)	(0.13)
Net realized gains	—		(0.47)	—	—	(0.55)	(4.42)
Capital	—		—	(0.04)	—	—	—

Total Distributions	—		(0.47)	(0.06)	(0.05)	(0.75)	(4.55)

Net Asset Value, End of Period	$30.78		$30.42	$27.04	$18.87	$25.09	$25.44

Total Return(3)	1.2%		14.2%	43.8%	(24.6)%	1.6%	18.9%
Net Assets, End of Period (000s)	$343,516		$351,092	$336,324	$219,140	$277,998	$109,786
Ratios to Average Net Assets:
Expenses	1.03	%(4)	1.02%	1.08%	1.12%	1.07%	1.16%
Net investment income (loss)	0.26	(4)	(0.07)	0.21	0.61	0.94	0.66
Portfolio Turnover Rate	125%		131%	107%	107%	72%	97%

Capital Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$29.01		$26.02	$18.28	$24.45	$24.86	$24.86

Income (Loss) From Operations:
Net investment income (loss)	(0.08)		(0.24)	(0.14)	(0.05)	0.04	(0.04)
Net realized and unrealized gain (loss)	0.30		3.70	7.90	(6.12)	0.16	4.46

Total Income (Loss) From Operations	0.22		3.46	7.76	(6.17)	0.20	4.42

Less Distributions From:
Net investment income	—		—	(0.01)	—	(0.06)	—
Net realized gains	—		(0.47)	—	—	(0.55)	(4.42)
Capital	—		—	(0.01)	—	—	—

Total Distributions	—		(0.47)	(0.02)	—	(0.61)	(4.42)

Net Asset Value, End of Period	$29.23		$29.01	$26.02	$18.28	$24.45	$24.86

Total Return(3)	0.8%		13.3%	42.5%	(25.2)%	0.8%	18.1%
Net Assets, End of Period (000s)	$402,068		$415,006	$405,893	$299,391	$363,817	$195,736
Ratios to Average Net Assets:
Expenses	1.86	%(4)	1.85%	1.94%	1.95%	1.86%	1.91%
Net investment income (loss)	(0.57	)(4)	(0.90)	(0.65)	(0.22)	0.15	(0.14)
Portfolio Turnover Rate	125%		131%	107%	107%	72%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$29.07		$26.07	$18.31	$24.50	$24.90	$24.90

Income (Loss) From Operations:
Net investment income (loss)	(0.08)		(0.24)	(0.13)	(0.05)	0.04	(0.03)
Net realized and unrealized gain (loss)	0.30		3.71	7.91	(6.14)	0.17	4.45

Total Income (Loss) From Operations	0.22		3.47	7.78	(6.19)	0.21	4.42

Less Distributions From:
Net investment income	—		—	(0.01)	—	(0.06)	—
Net realized gains	—		(0.47)	—	—	(0.55)	(4.42)
Capital	—		—	(0.01)	—	—	—

Total Distributions	—		(0.47)	(0.02)	—	(0.61)	(4.42)

Net Asset Value, End of Period	$29.29		$29.07	$26.07	$18.31	$24.50	$24.90

Total Return(4)	0.8%		13.3%	42.5%	(25.3)%	0.8%	18.0%
Net Assets, End of Period (000s)	$475,696		$492,644	$518,298	$354,434	$389,731	$122,307
Ratios to Average Net Assets:
Expenses	1.87	%(5)	1.83%	1.92%	1.96%	1.84%	1.91%
Net investment income (loss)	(0.58	)(5)	(0.88)	(0.63)	(0.22)	0.16	(0.12)
Portfolio Turnover Rate	125%		131%	107%	107%	72%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$30.98		$27.42	$19.08	$25.27	$25.61	$25.43

Income (Loss) From Operations:
Net investment income	0.10		0.09	0.14	0.23	0.34	0.23
Net realized and unrealized gain (loss)	0.32		3.94	8.28	(6.34)	0.16	4.57

Total Income (Loss) From Operations	0.42		4.03	8.42	(6.11)	0.50	4.80

Less Distributions From:
Net investment income	—		—	(0.03)	(0.08)	(0.29)	(0.20)
Net realized gains	—		(0.47)	—	—	(0.55)	(4.42)
Capital	—		—	(0.05)	—	—	—

Total Distributions	—		(0.47)	(0.08)	(0.08)	(0.84)	(4.62)

Net Asset Value, End of Period	$31.40		$30.98	$27.42	$19.08	$25.27	$25.61

Total Return(3)	1.4%		14.7%	44.3%	(24.3)%	2.0%	19.2%
Net Assets, End of Period (000s)	$359,228		$344,239	$294,073	$187,241	$221,979	$227,739
Ratios to Average Net Assets:
Expenses	0.65	%(4)	0.64%	0.65%	0.67%	0.67%	0.90%
Net investment income	0.65	(4)	0.33	0.64	1.07	1.32	0.84
Portfolio Turnover Rate	125%		131%	107%	107%	72%	97%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class Y Shares(1)
	2005(2)		2004		2003	2002	2001(3)
Net Asset Value, Beginning of Period	$33.05		$27.46		$19.10	$25.30	$27.48

Income (Loss) From Operations:
Net investment income	0.12		0.06		0.15	0.24	0.30
Net realized and unrealized gain (loss)	0.32		6.00		8.29	(6.36)	(1.67)

Total Income (Loss) From Operations	0.44		6.06		8.44	(6.12)	(1.37)

Less Distributions From:
Net investment income	—		—		(0.03)	(0.08)	(0.26)
Net realized gains	—		(0.47)		—	—	(0.55)
Capital	—		—		(0.05)	—	—

Total Distributions	—		(0.47)		(0.08)	(0.08)	(0.81)

Net Asset Value, End of Period	$33.49		$33.05		$27.46	$19.10	$25.30

Total Return(4)	1.3%		22.1	%(5)	44.4%	(24.3)%	(5.0)%
Net Assets, End of Period (000s)	$215		$97		$32,927	$22,807	$44,277
Ratios to Average Net Assets:
Expenses	0.77	%(6)	0.59%		0.63%	0.65%	0.66	%(6)
Net investment income	0.74	(6)	0.21		0.66	1.07	1.33	(6)
Portfolio Turnover Rate	125%		131%		107%	107%	72%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period January 31, 2001 (inception date) to December 31, 2001.
(4)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(5)	Total return for the year was effected by 6.21% due to a significant redemption. If the effect of the redemption was not included, the total return would have been lower.
(6)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.55		$19.07	$14.69	$18.97	$20.41	$20.70

Income (Loss) From Operations:
Net investment income	0.14		0.29	0.22	0.19	0.14	0.18
Net realized and unrealized gain (loss)	(0.20)		1.70	4.38	(4.31)	(1.02)	2.80

Total Income (Loss) From Operations	(0.06)		1.99	4.60	(4.12)	(0.88)	2.98

Less Distributions From:
Net investment income	(0.13)		(0.28)	(0.22)	(0.16)	(0.14)	(0.19)
Net realized gains	—		(0.23)	—	—	(0.42)	(3.08)

Total Distributions	(0.13)		(0.51)	(0.22)	(0.16)	(0.56)	(3.27)

Net Asset Value, End of Period	$20.36		$20.55	$19.07	$14.69	$18.97	$20.41

Total Return(3)	(0.3)%		10.5%	31.6%	(21.8)%	(4.4)%	14.9%
Net Assets, End of Period (000s)	$299,356		$308,990	$270,317	$185,308	$160,688	$72,445
Ratios to Average Net Assets:
Expenses	0.90	%(4)	0.88%	0.96%	0.91%	1.03%	1.00%
Net investment income	1.37	(4)	1.46	1.32	1.19	0.70	0.85
Portfolio Turnover Rate	23%		36%	34%	44%	43%	75%

Investors Value Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.13		$18.70	$14.40	$18.63	$20.09	$20.43

Income (Loss) From Operations:
Net investment income (loss)	0.04		0.10	0.07	0.02	(0.03)	0.02
Net realized and unrealized gain (loss)	(0.19)		1.67	4.31	(4.21)	(1.00)	2.77

Total Income (Loss) From Operations	(0.15)		1.77	4.38	(4.19)	(1.03)	2.79

Less Distributions From:
Net investment income	(0.04)		(0.11)	(0.08)	(0.04)	(0.01)	(0.05)
Net realized gains	—		(0.23)	—	—	(0.42)	(3.08)

Total Distributions	(0.04)		(0.34)	(0.08)	(0.04)	(0.43)	(3.13)

Net Asset Value, End of Period	$19.94		$20.13	$18.70	$14.40	$18.63	$20.09

Total Return(3)	(0.8)%		9.5%	30.5%	(22.5)%	(5.3)%	14.2%
Net Assets, End of Period (000s)	$40,308		$43,386	$49,915	$54,897	$83,335	$80,960
Ratios to Average Net Assets:
Expenses	1.84	%(4)	1.78%	1.83%	1.85%	1.90%	1.73%
Net investment income	0.42	(4)	0.51	0.45	0.13	(0.17)	0.12
Portfolio Turnover Rate	23%		36%	34%	44%	43%	75%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.20		$18.76	$14.45	$18.69	$20.13	$20.46

Income (Loss) From Operations:
Net investment income (loss)	0.05		0.11	0.08	0.04	(0.03)	0.02
Net realized and unrealized gain (loss)	(0.20)		1.68	4.32	(4.24)	(0.98)	2.78

Total Income (Loss) From Operations	(0.15)		1.79	4.40	(4.20)	(1.01)	2.80

Less Distributions From:
Net investment income	(0.04)		(0.12)	(0.09)	(0.04)	(0.01)	(0.05)
Net realized gains	—		(0.23)	—	—	(0.42)	(3.08)

Total Distributions	(0.04)		(0.35)	(0.09)	(0.04)	(0.43)	(3.13)

Net Asset Value, End of Period	$20.01		$20.20	$18.76	$14.45	$18.69	$20.13

Total Return(4)	(0.7)%		9.5%	30.5%	(22.5)%	(5.2)%	14.2%
Net Assets, End of Period (000s)	$58,036		$67,647	$68,296	$53,052	$72,607	$25,580
Ratios to Average Net Assets:
Expenses	1.78	%(5)	1.75%	1.79%	1.78%	1.86%	1.74%
Net investment income (loss)	0.47	(5)	0.56	0.49	0.22	(0.14)	0.11
Portfolio Turnover Rate	23%		36%	34%	44%	43%	75%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.52		$19.04	$14.66	$18.94	$20.38	$20.69

Income (Loss) From Operations:
Net investment income	0.17		0.34	0.26	0.23	0.19	0.24
Net realized and unrealized gain (loss)	(0.20)		1.71	4.39	(4.31)	(1.02)	2.80

Total Income (Loss) From Operations	(0.03)		2.05	4.65	(4.08)	(0.83)	3.04

Less Distributions From:
Net investment income	(0.16)		(0.34)	(0.27)	(0.20)	(0.19)	(0.27)
Net realized gains	—		(0.23)	—	—	(0.42)	(3.08)

Total Distributions	(0.16)		(0.57)	(0.27)	(0.20)	(0.61)	(3.35)

Net Asset Value, End of Period	$20.33		$20.52	$19.04	$14.66	$18.94	$20.38

Total Return(3)	(0.1)%		10.8%	32.0%	(21.6)%	(4.2)%	15.2%
Net Assets, End of Period (000s)	$765,261		$789,928	$757,230	$493,344	$665,747	$702,394
Ratios to Average Net Assets:
Expenses	0.56	%(4)	0.60%	0.67%	0.63%	0.74%	0.73%
Net investment income	1.70	(4)	1.72	1.60	1.37	0.98	1.12
Portfolio Turnover Rate	23%		36%	34%	44%	43%	75%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
	Class Y Shares(1)
	2005(2)		2004	2003	2002	2001(3)
Net Asset Value, Beginning of Period	$20.52		$19.05	$14.66	$18.94	$19.41

Income (Loss) From Operations:
Net investment income	0.17		0.34	0.27	0.26	0.08
Net realized and unrealized gain (loss)	(0.19)		1.70	4.39	(4.34)	(0.46)

Total Income (Loss) From Operations	(0.02)		2.04	4.66	(4.08)	(0.38)

Less Distributions From:
Net investment income	(0.17)		(0.34)	(0.27)	(0.20)	(0.09)
Net realized gains	—		(0.23)	—	—	—

Total Distributions	(0.17)		(0.57)	(0.27)	(0.20)	(0.09)

Net Asset Value, End of Period	$20.33		$20.52	$19.05	$14.66	$18.94

Total Return(4)	(0.1)%		10.8%	32.1%	(21.6)%	(1.9)%
Net Assets, End of Period (000s)	$733,060		$703,392	$554,537	$274,763	$61,002
Ratios to Average Net Assets:
Net expenses	0.53	%(5)	0.57%	0.66%	0.59%	0.73	%(5)
Net investment income	1.74	(5)	1.74	1.62	1.66	0.98	(5)
Portfolio Turnover Rate	23%		36%	34%	44%	43%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period July 16, 2001 (inception date) to December 31, 2001
(4)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.34		$7.44	$6.13	$8.22	$9.37	$11.18

Income (Loss) From Operations:
Net investment loss	(0.02)		(0.02)	(0.01)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	(0.31)		(0.08)	1.32	(2.07)	(1.12)	(1.73)

Total Income (Loss) From Operations	(0.33)		(0.10)	1.31	(2.09)	(1.15)	(1.79)

Less Distributions From:
Net realized gains	—		—	—	—	—	(0.02)
Capital	—		—	—	—	—	(0.00	)(3)

Total Distributions	—		—	—	—	—	(0.02)

Net Asset Value, End of Period	$7.01		$7.34	$7.44	$6.13	$8.22	$9.37

Total Return(4)	(4.5)%		(1.3)%	21.4%	(25.4)%	(12.3)%	(16.0)%
Net Assets, End of Period (000s)	$1,558		$1,930	$2,259	$973	$2,236	$2,199
Ratios to Average Net Assets:
Gross expenses	3.71	%(5)	2.99%	3.16%	3.67%	2.22%	1.88%
Net expenses(6)(7)	1.45	(5)	1.45	1.45	1.45	1.45	1.45
Net investment loss	(0.60	)(5)	(0.21)	(0.10)	(0.29)	(0.39)	(0.51)
Portfolio Turnover Rate	9%		94%	26%	34%	54%	79%

Large Cap Growth Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.06		$7.21	$5.98	$8.09	$9.29	$11.17

Income (Loss) From Operations:
Net investment income (loss)	(0.05)		(0.07)	(0.06)	(0.07)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	(0.30)		(0.08)	1.29	(2.04)	(1.10)	(1.72)

Total Income (Loss) From Operations	(0.35)		(0.15)	1.23	(2.11)	(1.20)	(1.86)

Less Distributions From:
Net realized gains	—		—	—	—	—	(0.02)
Capital	—		—	—	—	—	(0.00	)(3)

Total Distributions	—		—	—	—	—	(0.02)

Net Asset Value, End of Period	$6.71		$7.06	$7.21	$5.98	$8.09	$9.29

Total Return(4)	(5.0)%		(2.1)%	20.6%	(26.1)%	(12.9)%	(16.6)%
Net Assets, End of Period (000s)	$2,081		$2,541	$3,393	$2,631	$4,117	$6,709
Ratios to Average Net Assets:
Gross expenses	4.51	%(5)	3.81%	3.96%	4.44%	2.92%	2.63%
Net expenses(6)(7)	2.20	(5)	2.20	2.20	2.20	2.19	2.20
Net investment loss	(1.35	)(5)	(1.03)	(0.85)	(1.03)	(1.15)	(1.26)
Portfolio Turnover Rate	9%		94%	26%	34%	54%	79%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived its fees and reimbursed expenses.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets for Class A and B will not exceed 1.45% and 2.20%, respectively.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.06		$7.22	$5.99	$8.10	$9.30	$11.16

Income (Loss) From Operations:
Net investment loss	(0.04)		(0.07)	(0.06)	(0.07)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(0.30)		(0.09)	1.29	(2.04)	(1.11)	(1.70)

Total Income (Loss) From Operations	(0.34)		(0.16)	1.23	(2.11)	(1.20)	(1.84)

Less Distributions From:
Net realized gains	—		—	—	—	—	(0.02)
Return of capital	—		—	—	—	—	(0.00	)(4)

Total Distributions	—		—	—	—	—	(0.02)

Net Asset Value, End of Period	$6.72		$7.06	$7.22	$5.99	$8.10	$9.30

Total Return(5)	(4.8)%		(2.2)%	20.5%	(26.1)%	(12.9)%	(16.5)%
Net Assets, End of Period (000s)	$1,851		$2,367	$3,787	$2,786	$3,366	$2,362
Ratios to Average Net Assets:
Gross expenses	4.52	%(6)	3.84%	4.01%	4.48%	2.95%	2.63%
Net expenses(7)(8)	2.20	(6)	2.20	2.20	2.20	2.19	2.20
Net investment loss	(1.35	)(6)	(1.04)	(0.85)	(1.01)	(1.14)	(1.27)
Portfolio Turnover Rate	9%		94%	26%	34%	54%	79%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective April 29, 2004, Class 2 Shares were renamed Class C Shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	The investment manager has voluntarily waived its fees and/or reimbursed expenses.
(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets for will not exceed 2.20%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
	Class O Shares(1)
	2005(2)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$7.34		$7.43		$6.10	$8.17		$9.40	$11.18

Income (Loss) From Operations:
Net investment income (loss)	(0.01)		(0.00	)(3)	0.01	(0.00	)(3)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.31)		(0.09)		1.32	(2.07)		(1.21)	(1.73)

Total Income (Loss) From Operations	(0.32)		(0.09)		1.33	(2.07)		(1.23)	(1.76)

Less Distributions From:
Net realized gains	—		—		—	—		—	(0.02)
Return of capital	—		—		—	—		—	(0.00	)(3)

Total Distributions	—		—		—	—		—	(0.02)

Net Asset Value, End of Period	$7.02		$7.34		$7.43	$6.10		$8.17	$9.40

Total Return(4)	(4.4)%		(1.2)%		21.8%	(25.3)%		(13.1)%	(15.7)%
Net Assets, End of Period (000s)	$50		$58		$38	$11		$20	$1,626
Ratios to Average Net Assets:
Gross expenses	3.43	%(5)	2.80%		3.33%	3.42%		1.76%	1.62%
Net expenses(6)(7)	1.20	(5)	1.20		1.20	1.21		1.19	1.20
Net investment income (loss)	(0.35	)(5)	0.03		0.17	(0.04)		(0.18)	(0.25)
Portfolio Turnover Rate	9%		94%		26%	34%		54%	79%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived its fees and/or reimbursed expenses.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets for will not exceed 1.20%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$15.50		$13.45	$8.91	$13.29	$14.23	$17.23

Income (Loss) From Operations:
Net investment income (loss)	(0.02)		(0.02)	(0.07)	0.02	0.02	(0.04)
Net realized and unrealized gain (loss)	(0.03)		2.07	4.61	(4.39)	(0.96)	2.55

Total Income (Loss) From Operations	(0.05)		2.05	4.54	(4.37)	(0.94)	2.51

Less Distributions From:
Net realized gains	—		—	—	(0.01)	—	(5.51)

Total Distributions	—		—	—	(0.01)	—	(5.51)

Net Asset Value, End of Period	$15.45		$15.50	$13.45	$8.91	$13.29	$14.23

Total Return(3)	(0.3)%		15.2%	51.0%	(32.9)%	(6.6)%	14.1%
Net Assets, End of Period (000s)	$338,288		$327,973	$261,492	$151,393	$198,068	$178,307
Ratios to Average Net Assets:
Gross expenses	1.16	%(4)	1.21%	1.29%	1.18%	1.30%	1.39%
Net expenses	1.16	(4)	1.21 (5)	1.29	0.91 (5)	1.30	1.39
Net investment income (loss)	(0.28	)(4)	(0.13)	(0.65)	0.20	0.15	(0.25)
Portfolio Turnover Rate	60%		130%	143%	84%	97%	123%

Small Cap Growth Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$14.55		$12.74	$8.51	$12.82	$13.85	$17.01

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.13)	(0.14)	(0.08)	(0.07)	(0.17)
Net realized and unrealized gain (loss)	(0.02)		1.94	4.37	(4.22)	(0.96)	2.52

Total Income (Loss) From Operations	(0.11)		1.81	4.23	(4.30)	(1.03)	2.35

Less Distributions From:
Net realized gains	—		—	—	(0.01)	—	(5.51)

Total Distributions	—		—	—	(0.01)	—	(5.51)

Net Asset Value, End of Period	$14.44		$14.55	$12.74	$8.51	$12.82	$13.85

Total Return(3)	(0.8)%		14.2%	49.7%	(33.6)%	(7.4)%	13.2%
Net Assets, End of Period (000s)	$29,485		$33,608	$40,560	$45,653	$77,964	$132,219
Ratios to Average Net Assets:
Gross expenses	2.13	%(4)	2.09%	2.13%	2.14%	2.14%	2.14%
Net expenses	2.1	3(4)	2.09 (5)	2.13	1.87 (5)	2.14	2.14
Net investment loss	(1.27	)(4)	(1.02)	(1.43)	(0.76)	(0.59)	(1.00)
Portfolio Turnover Rate	60%		130%	143%	84%	97%	123%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$14.66		$12.83	$8.57	$12.86	$13.88	$17.04

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.12)	(0.15)	(0.05)	(0.08)	(0.17)
Net realized and unrealized gain (loss)	(0.03)		1.95	4.41	(4.23)	(0.94)	2.52

Total Income (Loss) From Operations	(0.11)		1.83	4.26	(4.28)	(1.02)	2.35

Less Distributions From:
Net realized gains	—		—	—	(0.01)	—	(5.51)

Total Distributions	—		—	—	(0.01)	—	(5.51)

Net Asset Value, End of Period	$14.55		$14.66	$12.83	$8.57	$12.86	$13.88

Total Return(4)	(0.8)%		14.3%	49.7%	(33.3)%	(7.4)%	13.2%
Net Assets, End of Period (000s)	$55,364		$59,196	$52,044	$32,369	$27,288	$16,468
Ratios to Average Net Assets:
Gross expenses	2.02	%(5)	2.01%	2.06%	1.89%	2.07%	2.14%
Net expenses	2.02	(5)	2.01 (6)	2.06	1.61 (6)	2.07	2.14
Net investment loss	(1.14	)(5)	(0.94)	(1.43)	(0.50)	(0.67)	(1.00)
Portfolio Turnover Rate	60%		130%	143%	84%	97%	123%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$15.74		$13.63	$9.01	$13.42	$14.34	$17.29

Income (Loss) From Operations:
Net investment income (loss)	(0.00	)(3)	0.02	(0.03)	0.03	0.05	(0.00	)(3)
Net realized and unrealized gain (loss)	(0.03)		2.09	4.65	(4.43)	(0.97)	2.56

Total Income (Loss) From Operations	(0.03)		2.11	4.62	(4.40)	(0.92)	2.56

Less Distributions From:
Net realized gains	—		—	—	(0.01)	—	(5.51)

Total Distributions	—		—	—	(0.01)	—	(5.51)

Net Asset Value, End of Period	$15.71		$15.74	$13.63	$9.01	$13.42	$14.34

Total Return(4)	(0.2)%		15.5%	51.3%	(32.8)%	(6.4)%	14.4%
Net Assets, End of Period (000s)	$3,158		$3,277	$835	$505	$595	$621
Ratios to Average Net Assets:
Gross expenses	0.90	%(5)	0.95%	1.09%	1.01%	1.10%	1.17%
Net expenses	0.90	(5)	0.95 (6)	1.09	0.77 (6)	1.10	1.17
Net investment income (loss)	(0.01	)(5)	0.15	(0.29)	0.30	0.37	(0.01)
Portfolio Turnover Rate	60%		130%	143%	84%	97%	123%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
	Class Y Shares(1)
	2005(2)	2004(3)
Net Asset Value, Beginning of Period	$15.51	$13.99

Income (Loss) From Operations:
Net investment income	0.00 (4)	0.01
Net realized and unrealized gain (loss)	(0.03)	1.51

Total Income (Loss) From Operations	(0.03)	1.52

Net Asset Value, End of Period	$15.48	$15.51

Total Return(5)	(0.2)%	10.9%
Net Assets, End of Period (000s)	$63,566	$58,197
Ratios to Average Net Assets:
Expenses(6)	0.83%	0.88%
Net investment income(6)	0.07	0.38
Portfolio Turnover Rate	60%	130%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period November, 2004 (inception date) to December 31, 2004.
(4)	Amount represents less than $0.01 per share.
(5)	Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
(6)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”) and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The Investors Value Fund is a diversified open-end management investment company incorporated in Maryland on April 2, 1958 and the Capital Fund is a non-diversified open-end management investment company incorporated in Maryland on August 23, 1976.

Each fund of the Series Fund, the Investors Value Fund and the Capital Fund are referred to collectively herein as the “Funds”.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)  Investment Valuation.    Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

(b)  Repurchase Agreements.    When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)  Written Options.    When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call

Notes to Financial Statements

(unaudited) (continued)

option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d)  Lending of Portfolio Securities.    The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan, as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e)  Securities Traded on a To-Be-Announced Basis.    Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f)  Mortgage Dollar Rolls.    The Balanced Fund may enter into dollar rolls in which it sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g)  Loan Participations.    The Balanced Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of the borrower, the lender that is selling the participation, and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Financial Statements

(unaudited) (continued)

(h)  Security Transactions and Investment Income.    Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(i)  Foreign Currency Translation.    Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j)  Distributions to Shareholders.    Dividends from net investment income for the Balanced Fund are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Dividends from net investment income for the All Cap Value Fund, Large Cap Growth Fund and Small Cap Growth Fund, are declared on an annual basis. Dividends from net investment income for the Capital Fund and Investors Value Fund, if any, are declared on a quarterly basis. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(k)  Class Accounting.    Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(l)  Expenses.    Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(m)  Federal and Other Taxes.    It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n)  Reclassification.    GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Notes to Financial Statements

(unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as its investment manager, subject to the supervision of the Board of Directors. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund (except the Investors Value Fund) is payable monthly and is based on the following annual percentages of each Fund’s respective average daily net assets: 0.55% for the Balanced Fund, and 0.70% for the Small Cap Growth Fund.

The management fee for Capital Fund, which is calculated daily and payable monthly, is calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $100 million	1.000%
Next $100 million	0.750%
Next $200 million	0.625%
Over $400 million	0.500%

The management fee for the All Cap Value Fund, which is calculated daily and payable monthly, is calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $1.5 billion	0.75%
Next $0.5 billion	0.70%
Next $0.5 billion	0.65%
Next $1.0 billion	0.60%
Over $3.5 billion	0.50%

The management fee for the Large Cap Growth Fund, which is calculated daily and payable monthly, is calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $5.0 billion	0.700%
Next $2.5 billion	0.700%
Next $2.5 billion	0.675%
Over $10.0 billion	0.650%

Pursuant to a sub-advisory agreement, SBAM has retained Citi Fund Management Inc. (“CFM”) as sub-adviser to the Large Cap Growth Fund. Subject to the supervision of SBAM, CFM has responsibility for the day-to-day management of the Large Cap Growth Fund’s portfolio. CFM is compensated by SBAM at no additional cost to the Large Cap Growth Fund. Instead, CFM receives a fee from SBAM equal to 0.45% of average daily net assets of the Large Cap Growth Fund.

The Investors Value Fund pays SBAM a base management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $350 million	0.650%
Next $150 million	0.550%
Next $250 million	0.525%
Next $250 million	0.500%
Over $1 billion	0.450%

Notes to Financial Statements

(unaudited) (continued)

At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12 month period, this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investors Value Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For the rolling one year period ended March 31, 2005, the S&P 500 Index exceeded the Investors Value Fund performance by approximately 2.53%. For the rolling six months ended June 30, 2005, the S&P 500 Index exceeded the Investors Value Fund’s performance by approximately 1.00%. As a result, base management fees were decreased, in aggregate, by $160,551 for the six months ended June 30, 2005.

For the six months ended June 30 2005, SBAM waived management fees of $46,039 and $21,266 for the All Cap Value Fund and Large Cap Growth Fund, respectively. In addition, SBAM reimbursed expenses in the amount of $9,523 and $48,555 for the All Cap Value Fund and Large Cap Growth Fund, respectively.

SBAM also acts as administrator for the Capital Fund and Investors Value Fund. SBAM has delegated its responsibilities as administrator to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. The Capital Fund and Investors Value Fund do not pay SBAM an additional fee to act as the administrator.

SBFM acts as administrator for the Balanced Fund and Small Cap Growth Fund. As compensation for its services, the Balanced Fund and Small Cap Growth Fund each pay SBFM a fee calculated at an annual rate of 0.05% of their respective average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the administrator to the Large Cap Growth Fund. The Large Cap Growth Fund pays an administration fee calculated at an annual rate of 0.05% of the average daily net assets up to $5 billion, 0.025% for the next $5 billion, and 0.00% over $10 billion. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

SBFM also acts as the administrator to the All Cap Value Fund. All Cap Value Fund no longer pays SBFM an administrative fee. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system.

There is a maximum initial sales charges of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and is reduced over time until no CDSC is incurred after six years. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O and Y shares have no initial or contingent deferred sales charge.

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2005, sales charges received by CGM and contingent deferred sales charges paid to CGM were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C
All Cap Value Fund	$11,119	—	$226	—
Balanced Fund	18,299	—	39,696	$2,093
Capital Fund	531,841	—	445,846	18,265
Investors Value Fund	45,308	$19	54,777	3,670
Large Cap Growth Fund	1,604	—	5,443	730
Small Cap Growth Fund	53,737	—	42,983	3,697

For the six months ended June 30, 2005, brokerage commissions of $279, $425,547 and $40,618 were paid by the All Cap Value Fund, Capital Fund and Investors Value Fund, respectively, to CGM and its affiliates.

All officers and one director of the Funds are employees of Citigroup or its affiliates and do not receive compensation from the Funds.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

	Investments		U.S. Government and Agency Obligations
	Purchases	Sales	Purchases	Sales
All Cap Value Fund	$1,968,089	$2,033,371	—	—

Balanced Fund	$16,287,109	$24,572,764	$6,128,726	$8,199,755

Capital Fund	$1,858,329,194	$1,919,678,477	—	—

Investors Value Fund	$487,490,726	$425,668,601	—	—

Large Cap Growth Fund	$582,099	$1,609,041	—	—

Small Cap Growth Fund	$259,301,310	$257,835,208	—	—

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
All Cap Value Fund	$1,875,252	$(556,311)	$1,318,941
Balanced Fund	12,415,863	(5,477,107)	6,938,756
Capital Fund	213,984,884	(22,556,583)	191,428,301
Investors Value Fund	344,999,765	(48,937,678)	296,062,087
Large Cap Growth Fund	465,274	(488,510)	(23,236)
Small Cap Growth Fund	70,851,352	(20,395,677)	50,455,675

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2005, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Value
All Cap Value Fund	$577,774
Balanced Fund	5,623,278
Capital Fund	77,535,950
Investors Value Fund	169,936,482
Small Cap Growth Fund	114,432,815

At June 30, 2005, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act. The amount of the cash collateral was as follows:

Value
All Cap Value Fund	$600,688
Balanced Fund	5,760,934
Capital Fund	79,642,775
Investors Value Fund	176,276,679
Small Cap Growth Fund	117,483,067

At June 30, 2005, the Balanced Fund held TBA securities with a total cost of $ 16,296,803.

The average monthly balance of dollar rolls outstanding for the Balanced Fund during the six months ended June 30, 2005 was approximately $15,937,348. At June 30, 2005, the Balanced Fund had outstanding mortgage dollar rolls with a total cost of $16,296,803. There were no counterparties with mortgage dollar rolls outstanding in excess of 10% of net assets at June 30, 2005.

For the six months ended June 30, 2005, the Balanced Fund recorded interest income of $182,805, related to such dollar rolls.

4. Fund Investment Risks

Credit and Market Risk.    Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Financial Instruments with Off-Balance Sheet Risk.    Certain Funds may enter into forward foreign currency contracts (“forward contracts”) to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Funds enter into futures contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payment required for a future transaction. The risks of entering into futures contracts exceed the related amounts included in the Statement of Operations and Statement of Assets and Liabilities.

Notes to Financial Statements

(unaudited) (continued)

Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed.

These securities are generally more volatile in nature and the risk of loss of principal is greater.

5. Line of Credit

The Balanced Fund and Small Cap Growth Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the Balanced Fund and Small Cap Growth Fund was $5,930 and $6,394, respectively. Since the line of credit was established there have been no borrowings.

The Capital Fund and Investors Value Fund entered into an agreement with various financial institutions which allows the Funds collectively to borrow up to $200 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to each Fund was $61,875.

6. Class Specific Expenses

Pursuant to a Distribution Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a service fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
All Cap Value Fund	$788	$2,049	$1,649
Balanced Fund	72,847	112,159	147,501
Capital Fund	422,227	1,992,959	2,340,869
Investors Value Fund	374,802	204,622	307,505
Large Cap Growth Fund	2,171	10,982	10,450
Small Cap Growth Fund	383,504	148,797	272,325

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2005, total Transfer Agent Fees were as follows:

	Class A	Class B	Class C	Class O	Class Y
All Cap Value Fund	$634	$645	$432	$50	—
Balanced Fund	49,850	29,187	24,127	735	—
Capital Fund	240,047	440,135	523,879	16,567	$40
Investors Value Fund	164,061	60,996	73,310	112,145	—
Large Cap Growth Fund	3,136	4,529	4,608	80	—
Small Cap Growth Fund	122,203	44,225	49,463	890	—

For the six months ended June 30, 2005, total Shareholder Report expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
All Cap Value Fund	$613	$506	$436	$12,005	—
Balanced Fund	12,649	5,153	6,524	371	—
Capital Fund	58,369	68,944	81,810	57,031	$67
Investors Value Fund	16,109	3,552	5,071	29,911	22,963
Large Cap Growth Fund	1,610	2,082	1,974	56	—
Small Cap Growth Fund	41,739	5,085	8,148	518	6,558

7. Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
All Cap Value Fund:
Class O
Net investment income	—	$16,633

Balanced Fund:
Class A
Net investment income	$799,940	$1,356,816
Net realized gains	—	1,692,444

Total	$799,940	$3,049,260

Class B
Net investment income	$230,545	$416,391
Net realized gains	—	672,325

Total	$230,545	$1,088,716

Class C*
Net investment income	$303,495	$526,829
Net realized gains	—	895,817

Total	$303,495	$1,422,646

Class O
Net investment income	$25,942	$43,323
Net realized gains	—	48,724

Total	$25,942	$92,047

*	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Capital Fund:
Class A
Net realized gains	—	$5,345,434

Class B
Net realized gains	—	$6,601,714

Class C*
Net realized gains	—	$7,846,735

Class O
Net realized gains	—	$5,084,584

Class Y
Net realized gains	—	$1,346

Investors Value Fund:
Class A
Net investment income	$1,938,420	$4,190,686
Net realized gains	—	3,649,577

Total	$1,938,420	$7,840,263

Class B
Net investment income	$80,181	$220,687
Net realized gains	—	504,516

Total	$80,181	$725,203

Class C*
Net investment income	$132,715	$371,783
Net realized gains	—	785,564

Total	$132,715	$1,157,347

Class O
Net investment income	$6,159,018	$12,677,448
Net realized gains	—	8,915,919

Total	$6,159,018	$21,593,367

Class Y
Net investment income	$5,834,980	$11,067,386
Net realized gains	—	7,623,295

Total	$5,834,980	$18,690,681

*	On April 29, 2004, Class 2 shares were renamed as Class C shares.

8. Capital Stock

At June 30, 2005, the Series Fund had 10 billion shares of authorized capital stock, par value $0.001 per share. The Investors Value Fund had 1 billion shares of authorized capital stock, par value $0.001 per share. The Capital Fund had 1 billion shares of authorized capital stock, par value $0.001 per share. Effective April 29, 2004, the Funds renamed Class 2 shares as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

Transactions in Fund shares for the periods indicated were as follows:

	All Cap Value Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,214	$193,057	28,894	$375,892
Shares repurchased	(9,807)	(134,945)	(22,650)	(298,156)

Net Increase	4,407	$58,112	6,244	$77,736

Class B
Shares sold	3,211	$43,204	8,956	$122,026
Shares repurchased	(6,186)	(81,756)	(929)	(12,208)

Net Increase (Decrease)	(2,975)	$(38,552)	8,027	$109,818

Class C*
Shares sold	1,093	$14,621	25,321	$332,984
Shares repurchased	(3,494)	(46,387)	(3,042)	(41,087)

Net Increase (Decrease)	(2,401)	$(31,766)	22,279	$291,897

Class O
Shares sold	113	$1,550	6,689	$89,512
Shares issued on reinvestment	—	—	1,223	16,633
Shares repurchased	—	—	(2,329)	(32,767)

Net Increase	113	$1,550	5,583	$73,378

	Balanced Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	217,431	$2,773,822	2,622,352	$33,798,440
Shares issued on reinvestment	55,544	708,939	211,214	2,744,666
Shares repurchased	(641,379)	(8,211,709)	(2,046,099)	(26,423,247)

Net Increase (Decrease)	(368,404)	$(4,728,948)	787,467	$10,119,859

Class B
Shares sold	103,303	$1,311,581	308,946	$3,967,017
Shares issued on reinvestment	15,982	202,302	73,767	952,630
Shares repurchased	(257,406)	(3,270,527)	(1,260,015)	(16,192,394)

Net Decrease	(138,121)	$(1,756,644)	(877,302)	$(11,272,747)

Class C*
Shares sold	86,308	$1,100,809	425,759	$5,514,480
Shares issued on reinvestment	22,026	279,752	103,301	1,337,561
Shares repurchased	(457,314)	(5,826,359)	(586,436)	(7,558,113)

Net Decrease	(348,980)	$(4,445,798)	(57,376)	$(706,072)

Class O
Shares sold	237	$3,070	1,224	$16,743
Shares issued on reinvestment	1,813	23,324	5,321	69,728
Shares repurchased	(4,650)	(60,507)	(2,112)	(27,599)

Net Increase (Decrease)	(2,600)	$(34,113)	4,433	$58,872

*	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Capital Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,231,986	$37,009,275	3,518,748	$98,891,107
Shares issued on reinvestment	—	—	157,552	4,750,189
Shares repurchased	(1,610,999)	(48,377,789)	(4,574,953)	(127,684,632)

Net Decrease	(379,013)	$(11,368,514)	(898,653)	$(24,043,336)

Class B
Shares sold	502,971	$14,392,511	1,422,996	$38,491,917
Shares issued on reinvestment	—	—	192,210	5,526,055
Shares repurchased	(1,053,683)	(30,122,590)	(2,907,591)	(77,837,858)

Net Decrease	(550,712)	$(15,730,079)	(1,292,385)	$(33,819,886)

Class C*
Shares sold	1,092,320	$31,331,612	2,589,198	$69,998,829
Shares issued on reinvestment	—	—	239,254	6,895,359
Shares repurchased	(1,798,599)	(51,492,757)	(5,763,060)	(154,157,235)

Net Decrease	(706,279)	$(20,161,145)	(2,934,608)	$(77,263,047)

Class O
Shares sold	672,421	$20,495,958	1,501,493	$43,058,253
Shares issued on reinvestment	—	—	161,557	4,958,198
Shares repurchased	(345,203)	(10,583,253)	(1,274,015)	(35,705,008)

Net Increase	327,218	$9,912,705	389,035	$12,311,443

Class Y
Shares sold	3,565	$115,000	3	$100
Shares issued on reinvestment	—	—	41	1,346
Shares repurchased	(76)	(2,477)	(1,196,269)	(32,909,377)

Net Increase (Decrease)	3,489	$112,523	(1,196,225)	$(32,907,931)

	Investors Value Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,589,104	$32,031,139	4,713,544	$92,111,353
Shares issued on reinvestment	93,158	1,872,496	378,070	7,587,556
Shares repurchased	(2,013,080)	(40,542,416)	(4,231,183)	(83,251,510)

Net Increase (Decrease)	(330,818)	$(6,638,781)	860,431	$16,447,399

Class B
Shares sold	69,669	$1,375,290	268,275	$5,117,541
Shares issued on reinvestment	3,576	70,579	31,771	632,075
Shares repurchased	(206,751)	(4,087,419)	(815,121)	(15,605,065)

Net Decrease	(133,506)	$(2,641,550)	(515,075)	$(9,855,449)

Class C*
Shares sold	78,420	$1,550,079	469,359	$9,016,197
Shares issued on reinvestment	6,248	123,694	53,619	1,069,472
Shares repurchased	(532,714)	(10,563,924)	(815,509)	(15,664,489)

Net Decrease	(448,046)	$(8,890,151)	(292,531)	$(5,578,820)

Class O
Shares sold	606,346	$12,193,567	1,325,747	$25,812,947
Shares issued on reinvestment	241,239	4,841,320	869,267	17,377,135
Shares repurchased	(1,697,584)	(34,231,276)	(3,463,908)	(67,216,314)

Net Decrease	(849,999)	$(17,196,389)	(1,268,894)	$(24,026,232)

Class Y
Shares sold	3,324,708	$66,337,570	9,912,308	$194,530,026
Shares issued on reinvestment	290,669	5,834,980	935,775	18,690,837
Shares repurchased	(1,833,767)	(37,414,569)	(5,690,802)	(109,670,365)

Net Increase	1,781,610	$34,757,981	5,157,281	$103,550,498

*	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Large Cap Growth Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	25,923	$180,289	100,190	$711,811
Shares repurchased	(66,694)	(466,390)	(140,791)	(1,018,561)

Net Decrease	(40,771)	$(286,101)	(40,601)	$(306,750)

Class B
Shares sold	18,136	$122,123	71,536	$506,008
Shares repurchased	(68,315)	(455,481)	(181,802)	(1,277,174)

Net Decrease	(50,179)	$(333,358)	(110,266)	$(771,166)

Class C*
Shares sold	6,336	$41,767	102,621	$743,338
Shares repurchased	(65,978)	(435,782)	(292,378)	(2,093,275)

Net Decrease	(59,642)	$(394,015)	(189,757)	$(1,349,937)

Class O
Shares sold	135	$924	2,770	$20,975
Shares repurchased	(816)	(5,496)	—	—

Net Increase (Decrease)	(681)	$(4,572)	2,770	$20,975

	Small Cap Growth Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,805,545	$56,737,647	6,797,831	$95,649,863
Shares repurchased	(3,072,054)	(45,056,067)	(5,078,054)	(70,118,730)

Net Increase	733,491	$11,681,580	1,719,777	$25,531,133

Class B
Shares sold	58,664	$807,366	291,444	$3,812,847
Shares repurchased	(325,767)	(4,487,558)	(1,165,397)	(15,150,658)

Net Decrease	(267,103)	$(3,680,192)	(873,953)	$(11,337,811)

Class C*
Shares sold	301,068	$4,180,616	840,772	$11,058,784
Shares repurchased	(534,476)	(7,382,807)	(860,930)	(11,200,983)

Net Decrease	(233,408)	$(3,202,191)	(20,158)	$(142,199)

Class O
Shares sold	64,027	$969,025	234,347	$3,357,639
Shares repurchased	(71,247)	(1,076,193)	(87,434)	(1,180,351)

Net Increase (Decrease)	(7,220)	$(107,168)	146,913	$2,177,288

Class Y
Shares sold	446,148	$6,521,236	3,804,485	$53,299,646
Shares repurchased	(93,885)	(1,402,798)	(51,485)	(773,576)

Net Increase	352,263	$5,118,438	3,753,000	$52,526,070

*	On April 29, 2004, Class Z shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

9. Capital Loss Carryforward

On December 31, 2004 the All Cap Value Fund and Large Cap Growth Fund had net capital loss carryforwards, which are available to offset any future taxable capital gains, as follows:

Year of Expiration	All Cap Value Fund	Large Cap Growth Fund
12/31/2008	—	$383,879
12/31/2009	—	1,403,182
12/31/2010	—	1,289,656
12/31/2011	$251,772	483,404

	$251,772	$3,560,121

10. Prospectus Restrictions

The Small Cap Growth Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. Effective November 1, 2004, the Fund defines small cap companies to be those with capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalization no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for purpose of the Fund’s 80% investment policy. Formerly, the Fund considered small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Growth Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Growth Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were not similar to the companies in the Russell 2000 Growth Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

During the year ended December 31, 2003, the Small Cap Growth Fund sold certain securities of issuers with market capitalizations not similar to the companies in the Index to achieve compliance with its investment policy, resulting in a net realized loss to the Fund of $8,427. The Manager reimbursed the Small Cap Growth Fund for losses on investments that were acquired in violation of its investment policy in the amount of $11,709

11. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Funds effective June 17, 2005. The Funds’ Audit Committees have approved the engagement of KPMG LLP as the Funds’ new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Funds’ Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Funds’ financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Funds’ two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

Notes to Financial Statements

(unaudited) (continued)

12. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Funds did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

13. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor’) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon

Notes to Financial Statements

(unaudited) (continued)

Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

14. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Company’s Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Funds and the Manager.

15. Subsequent Event

On July 29, 2005 the Board of Directors approved a new management fee on Large Cap Growth Fund effective October 1, 2005. The new management fee will be calculated daily and paid monthly at the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.750%
Next $1 billion	0.725%
Next $3 billion	0.700%
Next $5 billion	0.675%
Over $10 billion	0.650%

The Board of Directors also terminated the Administration Agreement on All Cap Value Fund and Large Cap Growth Fund with SBFM.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT

PFPC Inc.

P.O. Box 9764

Providence, Rhode Island 02940-9764

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

DIRECTORS

Andrew L. Breech*,***

Carol L. Colman

Daniel P. Cronin**

William R. Dill*,***

Leslie H. Gelb**

R. Jay Gerken, CFA

William R. Hutchinson

Louis P. Mattis*,***

Dr. Riordan Roett**

Jeswald W. Salacuse**

Thomas F. Schlafly*,***

OFFICERS

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer and Treasurer

Robert E. Amodeo**

Executive Vice President

OFFICERS (continued)

Charles K. Bardes**

Executive Vice President

Kevin Caliendo***,****

Executive Vice President

James E. Craige, CFA**

Executive Vice President

Robert Feitler**

Executive Vice President

Thomas K. Flanagan, CFA**

Executive Vice President

Vincent Gao, CFA**

Executive Vice President

John G. Goode**

Executive Vice President

Peter J. Hable**

Executive Vice President

Patrick Hughes

Executive Vice President

Kevin Kennedy**

Executive Vice President

Roger M. Lavan, CFA**

Executive Vice President

Mark J. McAllister,CFA*,**

Executive Vice President

Michael McElroy**

Executive Vice President

Beth A. Semmel, CFA**

Executive Vice President

Peter J. Wilby, CFA**

Executive Vice President

George J. Williamson**

Executive Vice President

Thomas A. Croak**

Executive Vice President

Maureen O’Callaghan**

Executive Vice President

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*****

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and Chief Legal Officer

*	Salomon Brothers Investors Value Fund Inc only.
**	Salomon Brothers Series Funds Inc only.
***	Salomon Brothers Capital Fund Inc only.
****	As of July 15, 2004.
*****	Chief Compliance Officer as of July 26, 2004 for Salomon Brothers Capital Fund Inc and Salomon Brothers Investors Value Fund Inc. Chief Compliance Officer as of July 29, 2004 for Salomon Brothers Series Funds Inc.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series — All Cap Value Fund, Balanced Fund, Capital Fund, Investors Value Fund, Large Cap Growth Fund and Small Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This document must be preceded or accompanied by a free prospectus. Investors should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest or send money.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and coped at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

www.sbam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSEQSEMI 6/05    05-8972

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM	8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM	10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM	11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Investors Value Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Salomon Brothers Investors Value Fund Inc.

Date:	September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Investors Value Fund Inc.

Date:	September 2, 2005

By:	/s/ Frances Guggino
Frances Guggino
Chief Financial Officer of
Salomon Brothers Investors Value Fund Inc.

Date:	September 2, 2005